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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-7890


                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza, Suite 100  Houston, Texas  77046
                (Address of principal executive offices)  (Zip code)

    Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas  77046
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (713) 626-1919

                         Date of fiscal year end: 3/31

                       Date of reporting period: 9/30/04

Item 1. Reports to Stockholders.

                                                  AIM HIGH INCOME MUNICIPAL FUND
                          Semiannual Report to Shareholders o September 30, 2004


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM HIGH INCOME MUNICIPAL FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME
THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

o Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.
===================================================================================================================================


ABOUT SHARE CLASSES                          may deviate significantly from the           o Weighted average maturity is the
                                             performance of the indexes.                  weighted average of the remaining terms
o Effective 9/30/03, Class B shares are                                                   to maturity of the securities underlying
not available as an investment for           o A direct investment cannot be made in      the collateral pool at the date of
retirement plans maintained pursuant to      an index. Unless otherwise indicated,        issue, using the balances of the
Section 401 of the Internal Revenue          index results include reinvested             securities as of the issue date as the
Code, including 401(k) plans, money          dividends, and they do not reflect sales     weighting factor.
purchase pension plans and profit            charges. Performance of an index of
sharing plans. Plans that have existing      funds reflects fund expenses;                o The returns shown in the Management's
accounts invested in Class B shares will     performance of a market index does not.      Discussion of Fund Performance are based
continue to be allowed to make                                                            on net asset values calculated for
additional purchases.                        OTHER INFORMATION                            shareholder transactions. Generally
                                                                                          accepted accounting principles require
PRINCIPAL RISKS OF INVESTING IN THE FUND     o Revenue bonds are issued to finance        adjustments to be made to the net assets
                                             public-works projects and are supported      of the fund at period end for financial
o Investing in higher-yielding,              directly by the project's revenues.          reporting purposes, and as such, the net
lower-rated municipal bonds, commonly        General obligation (GO) bonds are backed     asset values for shareholder
known as junk bonds, has a greater risk      by the full faith and credit (including      transactions and the returns based on
of price fluctuation and loss of             the taxing and further borrowing power)      those net asset values may differ from
principal and income than higher-rated       of a state or municipality. Revenue          the net asset values and returns
general obligation municipal bonds and       bonds often are considered more              reported in the Financial Highlights.
U.S. government securities (such as U.S.     attractive, since many public-works
Treasury bills, notes and bonds), for        projects (water and sewer improvements,      o The Bond Market Association--Registered
which the government guarantees              for example) are necessities, and demand     Trademark-- is the trade association
repayment of principal and interest if       for them remains constant regardless of      representing the estimated $44 trillion
held to maturity.                            economic conditions. Shareholders may        worldwide debt markets.
                                             benefit from their consistent income in
ABOUT INDEXES USED IN THIS REPORT            the event of an economic slowdown.           A description of the policies and
                                             Escrowed and pre-refunded bonds are          procedures that the fund uses to
o The unmanaged Lehman U.S. Aggregate        bonds whose repayment is guaranteed by       determine how to vote proxies relating
Bond Index represents the U.S.               the funds from a second bond issue,          to portfolio securities is available
investment-grade fixed-rate bond market      which are usually invested in U.S.           without charge, upon request, from our
(including government and corporate          Treasury bonds.                              Client Services department at
securities, mortgage pass-through                                                         800-959-4246 or on the AIM Web site,
securities and asset-backed securities).     o Some organizations choose not to have      AIMinvestments.com. On the home page,
The unmanaged Lehman High Yield Index        their bonds rated. Often the issuer of       scroll down and click on AIM Funds Proxy
represents the performance of high-yield     an unrated bond is a small entity or         Policy. The information is also
debt securities. The unmanaged Lehman        municipality that does not have extra        available on the Securities and Exchange
Municipal Bond Index represents the          money to pay for a rating.                   Commission's Web site, sec.gov.
performance of investment-grade
municipal bonds. All are compiled by         o The average credit quality of the          Information regarding how the fund voted
Lehman Brothers, a global investment         fund's holdings as of the close of the       proxies related to its portfolio
bank.                                        reporting period represents the weighted     securities during the 12 months ended
                                             average quality rating of the securities     6/30/04 is available at our Web site. Go
o The unmanaged Lipper High Yield            in the portfolio as assigned by              to AIMinvestments.com, access the About
Municipal Debt Fund Index represents an      Nationally Recognized Statistical Rating     Us tab, click on Required Notices and
average of the 10 largest high-yield         Organizations based on assessment of the     then click on Proxy Voting Activity.
municipal-bond funds tracked by Lipper,      credit quality of the individual             Next, select your fund from the
Inc., an independent mutual fund             securities. For non-rated securities in      drop-down menu.
performance monitor.                         the portfolio the credit quality rating
                                             is assigned by A I M Advisors, Inc.          Beginning with fiscal periods ending
o The unmanaged Standard & Poor's            using similar criteria.                      after December 31, 2004, the fund files
Composite Index of 500 Stocks (the S&P                                                    its complete schedule of portfolio
500--Registered Trademark-- Index) is an     o Effective duration is a measure of a       holdings with the Securities and
index of common stocks frequently used       bond fund's price sensitivity to changes     Exchange Commission ("SEC") for the
as a general measure of U.S. stock           in interest rates. It also takes into        first and third quarters of each fiscal
market performance.                          account mortgage prepayments, puts,          year on Form NQ. The fund's Form N-Q
                                             adjustable coupons and potential call        filings are available on the SEC's
o The fund is not managed to track the       dates.                                       website at http://www.sec.gov. Copies of
performance of any particular index,                                                      the fund's Forms N-Q may be reviewed and
including the indexes defined here, and                                                   copied at the SEC's Public Reference
consequently, the performance of the                                                      Room at 450 Fifth Street, N.W.,
fund                                                                                      Washington, D.C. 20549-0102. You can
                                                                                          obtain information on the operation of
                                                                                          the Public Reference Room, including
                                                                                          information about duplicating fee
                                                                                          charges, by calling 1-202-942-8090 or by
                                                                                          electronic request at the following
                                                                                          E-mail address: publicinfo@sec.gov. The
                                                                                          SEC file numbers for the fund are
                                                                                          811-7890 and 33- 66242. The fund's most
                                                                                          recent portfolio holdings, as filed on
                                                                                          Form N-Q, are also available at
                                                                                          www.aiminvestments.com.


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
================================================================================
=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           NEW BOARD CHAIRMAN
ROBERT H.
GRAHAM]             It is my pleasure to introduce you to Bruce Crockett, the
                    new Chairman of the Board of Trustees of the AIM Funds. It
ROBERT H. GRAHAM    has been my honor to have served as Chairman of the Board of
                    Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the
[PHOTO OF           U.S. Securities and Exchange Commission recently adopted a
BRUCE L.            rule requiring that an independent fund trustee, meaning a
CROCKETT]           trustee who is not an officer of the fund's investment
                    advisor, serve as chairman of the funds' board. In addition,
BRUCE L. CROCKETT   a similar provision was included in the terms of AIM
                    Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' board recently elected Mr.
Crockett, one of the 14 independent trustees on the AIM Funds' board, as Chairman. His appointment became effective on October 4. I will remain on the funds' board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

   Mr. Crockett has been a member of the AIM Funds' board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE REPORTING PERIOD

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

   In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

YOUR FUND

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

   AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
------------------------
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*Average annual total return September 30, 1979, to September 30, 2004. Source:
Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND SHORTENS DURATION;                                                                   virtually unchanged from year-ago
SECTOR CHANGES MINOR                                                                      levels, but second-quarter
                                                                                          year-over-year issuance fell
AIM High Income Municipal Fund's Class A     report. Generally positive economic news     significantly. The volume of refunding
shares returned 2.37% at net asset value     was balanced by geopolitical                 activity declined by 13.3% from the
for the six months ended September 30,       uncertainty, terrorism concerns and          first half of 2003 to the first half of
2004. (PERFORMANCE SHOWN AT NAV DOES NOT     soaring oil prices. The Department of        2004.
INCLUDE FRONT-END SALES CHARGES, WHICH       Commerce reported that gross domestic
WOULD HAVE REDUCED THE PERFORMANCE.)         product, the broadest measure of                Last year, many issuers sought to
Results for other share classes are          economic activity, expanded at an            issue bonds before interest rates rose,
found in the table on page 3.                annualized rate of 3.3% in the second        and many issuers seeking to issue low
                                             and 3.7% in the third quarter of 2004.       interest rate debt already seemed to
   The fund's performance was in line                                                     have done so. Also, Lehman Brothers
with both the 1.43% return of its               The U.S. Federal Reserve (the Fed),       reported that higher tax receipts,
broad-market benchmark, the Lehman           acting on evidence that economic             coupled with better expense management,
Municipal Bond Index, and the 1.84%          conditions were generally improving and      reduced state and local governments'
return of its peer group, as represented     that inflation was increasing, raised        need to tap the capital markets.
by the Lipper High Yield Municipal Debt      the key federal funds target rate in
Fund Index.                                  three widely anticipated moves from          YOUR FUND
                                             1.00% in June to 1.75% in September. In
   During the fund's fiscal year we          its September Beige Book, the Fed            The low supply of high yield municipal
maintained limited exposure to some of       reported that "economic activity             bonds helped both the fund and the
the most volatile industries, such as        continued to expand in late July and         market for such bonds by creating
airlines, and tobacco bonds. Also, we        August," though in some areas "the pace      relative stability in price and coupon.
continued to lower the fund's duration       had slowed."                                 Since we projected that interest rates
by selling lower-coupon bonds and buying                                                  would rise--based on actual and
shorter maturity bonds in anticipation          Market changes over the reporting         anticipated Fed actions--we continued to
of rising interest rates. In some cases      period were modest: The Lehman U.S.          make moderate reductions in duration and
we achieved this shortened duration by       Aggregate Bond Index rose less than one      average maturity.
purchasing shorter blended coupon bonds,     percentage point, while the S&P 500
i.e., buying bonds from the same issue       Index declined by less than one                 We made only minor changes in most
that were of varying maturities and          percentage point. The Lehman Municipal       sectors. We somewhat increased
therefore of different coupon rates and      Bond Index outperformed both.                investment in charter schools, which we
yields.                                                                                   think have strong potential. In the
                                                Total short- and long-term municipal      continuing care retirement community
MARKET CONDITIONS                            securities issuance totaled $212 billion     (CCRC) area, we slightly increased
                                             in the first half of 2004, down 12.8%        investment in CCRC endowment financings
The U.S. economy showed strength during      from year-ago levels, according to The       while reducing exposure to nursing home
the six-month reporting period covered       Bond Market Association. First-quarter       and other CCRC categories.
by this                                      issuance was
                                                                                             Particularly notable was that
                                                                                          several fund holdings in charter schools
                                                                                          and community development districts were
                                                                                          advance-refunded. This involves the
                                                                                          issuer placing with the bond

===================================================================================================================================

PORTFOLIO COMPOSITION                  TOP FIVE FIXED-INCOME HOLDINGS
By type of security
                                       ISSUER                                          COUPON    MATURITY   % OF TOTAL NET ASSETS
     [PIE CHART]
                                       1. Amarillo (City of) Health Facilities Corp.    1.75%     5/31/25            2.2%
GENERAL OBLIGATION BONDS   9.9%
                                       2. Onondaga (County of) Industrial
INDUSTRIAL DEVELOPMENT                    Development Agency                            7.00      11/1/30            1.3
AND OTHER BONDS           14.7%
                                       3. Overland Park (City of) Development Corp.     7.38       1/1/32            1.3
REVENUE BONDS             75.4%
                                       4. New Jersey (State of) Health Care Facilities
                                          Financing Authority                           7.25       7/1/27            1.1

                                       5. Beaver (County of) Industrial Development
                                          Authority                                     7.63       5/1/25            1.0


The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

===================================================================================================================================

trustee enough U.S. Treasury securities      negatively affected by this holding, as                          FRANKLIN RUBEN
to pay the amounts owed on the bond          the bonds were downgraded by the rating                          Mr. Ruben is lead
through a specified date. We were very       agencies in July 2004 due to a sizeable            [RUBEN        manager of AIM High
pleased with these, since an advance         discrepancy between the 2003 unaudited             PHOTO]        Income Municipal
refunding raises the credit quality          and audited financial results.                                   Fund. He began his
rating of the bond, thereby increasing       Contractual allowances had been                                  investment career in
its market value.                            underestimated, Medicare reimbursements      1985 and joined AIM in 1997. He holds both
                                             had declined and a larger provision had      a B.S. in accounting and an M.S. in
   Among specific holdings that affected     to be made for bad debts related to          finance from The University of Texas at
fund performance during the period were      reimbursement from a Blue Cross              Dallas, and completed the Cash Management
the following:                               contract. But after hiring a consulting      Executive Education Program at Duke
                                             firm to implement a turnaround plan and      University.
o One of the strongest contributors to       apparently following its
fund performance was the Colorado            recommendations, management announced it                         SHARON A. COPPER
Educational and Cultural Facilities          expected to reach break-even operations                          Ms. Copper is
Authority (CECFA), which issued revenue      in 2005. We elected to retain the                  [COPPER       portfolio manager of
bonds to fund athletic facilities and an     security in the portfolio because we               PHOTO]        AIM High Income
auditorium for the University Lab School     believed the situation had good                                  Municipal Fund. She
(ULS), a charter school in Greeley,          potential to be remedied.                                        began her career in
Colorado. The school is very successful,                                                  the investment industry in 1985 and joined
operating at capacity with nearly 1,000      IN CLOSING                                   AIM in 1992. She received a B.B.A. in
students and a waiting list of more than                                                  marketing with a minor in finance from
1,000. In August 2004, ULS refunded this     AIM High Income Municipal Fund continued     Southeastern Louisiana University and an
bond issue, issuing AAA maximum yield        to strive for a high level of current        M.B.A. in finance from the University of
bonds at 5.05%.                              income that is exempt from federal           St. Thomas.
                                             income taxes. We did this by maintaining
o Another positive contributor was           our focus on municipal securities we                             RICHARD A. BERRY
Peak-to-Peak Charter School (PPCS) in        believe have favorable prospects for                             Mr. Berry, Chartered
Lafayette, Colorado. Proceeds of another     high current income. We are pleased by              [BERRY       Financial Analyst,
issue of CECFA revenue bonds were used       the fund's performance over the                     PHOTO]       is portfolio manager
to purchase a building, land and             reporting period, and we thank you for                           of AIM High Income
additional construction for PPCS.            your continued investment in AIM High                            Municipal Fund. He
Operations commenced in August 2000 with     Income Municipal Fund.                       has been in the investment industry since
179 students and by the 2003/04 school                                                    1968 and joined AIM in 1987. He received
year, there were over 1,100 students              See important fund and index            both a B.B.A. and an M.B.A. in finance
enrolled in kindergarten through 12th            disclosures inside front cover.          from Texas Christian University.
grade. In April 2004, PPCS refunded this
bond issue and issued AAA maximum yield                                                   Assisted by the Municipal Bond Team
bonds at 5.00%.
                                                                                          The views and opinions expressed in
o The New Jersey Health Care Facilities                                                   Management's Discussion of Fund
Financing Authority issued revenue bonds                                                  Performance are those of A I M Advisors,
to construct a four-story patient care                                                    Inc. These views and opinions are
tower to enlarge Pascack Valley                                                           subject to change at any time based on
Hospital. The fund was                                                                    factors such as market and economic
                                                                                          conditions. These views and opinions may
==========================================   =======================================      not be relied upon as investment advice
                                                                                          or recommendations, or as an offer for a
FUND VS. INDEXES                             TOTAL NET ASSETS         $163.6 MILLION      particular security. The information is
                                                                                          not a complete analysis of every aspect
TOTAL RETURNS 3/31/04 - 9/30/04, EXCLUDING   TOTAL NUMBER OF HOLDINGS            239      of any market, country, industry,
APPLICABLE SALES CHARGES. IF SALES CHARGES   ========================================     security or the fund. Statements of fact
WERE INCLUDED, RETURNS WOULD BE LOWER.                                                    are from sources considered reliable,
                                                                                          but A I M Advisors, Inc. makes no
CLASS A SHARES                     2.37%                                                  representation or warranty as to their
                                                                                          completeness or accuracy. Although
CLASS B SHARES                     1.99                                                   historical performance is no guarantee
                                                                                          of future results, these insights may
CLASS C SHARES                     1.99                                                   help you understand our investment
                                                                                          management philosophy.
LEHMAN MUNICIPAL BOND INDEX
(BROAD MARKET INDEX)               1.43

LIPPER HIGH YIELD MUNICIPAL
DEBT FUND INDEX (PEER GROUP INDEX) 1.84
                                                                                                   [RIGHT ARROW GRAPHIC]
Source: Lipper, Inc.
==========================================                                                FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                          TURN TO PAGE 5.



INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,       use this information to compare the
                                             to estimate the expenses that you paid       ongoing costs of investing in the fund
As a shareholder of the fund, you incur      over the period. Simply divide your          and other funds. To do so, compare this
two types of costs: (1) transaction          account value by $1,000 (for example, an     5% hypothetical example with the 5%
costs, which may include sales charges       $8,600 account value divided by $1,000 =     hypothetical examples that appear in the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        shareholder reports of the other funds.
deferred sales charges on redemptions;       number in the table under the heading
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        Please note that the expenses shown in
ongoing costs, including management          Period" to estimate the expenses you         the table are meant to highlight your
fees; distribution and/or service fees       paid on your account during this period.     ongoing costs only and do not reflect
(12b-1); and other fund expenses. This                                                    any transactional costs, such as sales
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                     charges (loads) on purchase payments,
understand your ongoing costs (in            COMPARISON PURPOSES                          contingent deferred sales charges on
dollars) of investing in the fund and to                                                  redemptions, and redemption fees, if
compare these costs with ongoing costs       The table below also provides                any. Therefore, the hypothetical
of investing in other mutual funds. The      information about hypothetical account       information is useful in comparing
example is based on an investment of         values and hypothetical expenses based       ongoing costs only, and will not help
$1,000 invested at the beginning of the      on the fund's actual expense ratio and       you determine the relative total costs
period and held for the entire period,       an assumed rate of return of 5% per year     of owning different funds. In addition,
April 1, 2004 - September 30, 2004.          before expenses, which is not the fund's     if these transactional costs were
                                             actual return. The hypothetical account      included, your costs would have been
                                             values and expenses may not be used to       higher.
ACTUAL EXPENSES                              estimate the actual ending account
                                             balance or expenses you paid for the
The table below provides information         period. You may
about actual account values and actual
expenses. You may use the information in
this table,

===================================================================================================================================
                                                     ACTUAL                                   HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT            EXPENSES        ENDING ACCOUNT                EXPENSES
                       VALUE                VALUE               PAID DURING           VALUE                   PAID DURING
                     (4/1/04)           (9/30/04)(1)             PERIOD(2)          (9/30/04)                  PERIOD(2)

CLASS A              $1,000.00             $1,023.70               $2.79            $1,022.31                    $2.79

CLASS B               1,000.00              1,019.90                6.58             1,018.55                     6.58

CLASS C               1,000.00              1,019.90                6.58             1,018.55                     6.58


(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004, to September 30,
    2004, after actual expenses and will differ from the hypothetical ending account value, which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period
    April 1, 2004, to September 30, 2004, was 2.37%, 1.99% and 1.99% for Class A, B and C shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (0.55%, 1.30% and 1.30% for Class A, B and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

===================================================================================================================================

                                        [ARROW
                                        BUTTON        For More Information Visit
                                        IMAGE]            AIMinvestments.com

LONG-TERM PERFORMANCE

YOUR FUND'S PERFORMANCE

Below you will find a presentation of your fund's performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

===========================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 9/30/04, including applicable sales charges
                                                                  AFTER TAXES ON
                                                                   DISTRIBUTIONS
                                            AFTER TAXES ON          AND SALE OF
CLASS A SHARES          BEFORE TAXES         DISTRIBUTIONS          FUND SHARES
Inception (1/2/98)         3.17%                3.17%                   3.51%
  5 Years                  3.63                 3.63                    3.95
  1 Year                   1.42                 1.42                    2.99

CLASS B SHARES
Inception (1/2/98)         3.13%                3.13                    3.39
  5 Years                  3.56                 3.56                    3.80
  1 Year                   0.68                 0.68                    2.34

CLASS C SHARES
Inception (1/2/98)         3.13%                3.12                    3.39
  5 Years                  3.88                 3.88                    4.07
  1 Year                   4.68                 4.68                    4.94
===========================================================================================

The performance data quoted represent        the seventh year. The CDSC on Class C
past performance and cannot guarantee        shares is 1% for the first year after
comparable future results; current           purchase.
performance may be lower or higher.
Please visit AIMinvestments.com for the         The performance of the fund's share
most recent month-end performance.           classes will differ due to different
Performance figures reflect reinvested       sales charge structures and class
distributions, changes in net asset          expenses.
value and the effect of the maximum
sales charge unless otherwise stated.           Had the advisor not waived fees
Investment return and principal value        and/or reimbursed expenses, performance
will fluctuate so that you may have a        would have been lower.
gain or loss when you sell shares.
                                                After-tax returns include sales
   Class A share performance reflects        charges and are calculated using the
the maximum 4.75% sales charge, and          historical highest individual federal
Class B and Class C share performance        marginal income tax rate; they do not
reflects the applicable contingent           reflect the effect of state and local
deferred sales charge (CDSC) for the         taxes. Actual after-tax returns depend
period involved. The CDSC on Class B         on the investor's tax situation and may
shares declines from 5% beginning at the     differ from those shown. After-tax
time of purchase to 0% at the beginning      returns shown are not relevant to
of                                           investors who hold their shares in
                                             tax-deferred accounts such as 401(k)s or
                                             IRAs.

===========================================================================================
FUND PROVIDES CURRENT INCOME

                  30-DAY         TAXABLE EQUIVALENT                      TAXABLE EQUIVALENT
            DISTRIBUTION RATE    30-DAY DISTRIBUTION    30-DAY YIELD        30-DAY YIELD
                  RATE

CLASS A           5.74%                8.83%                5.32%             8.18%

CLASS B           5.28                 8.12                 4.83              7.43

CLASS C           5.28                 8.12                 4.83              7.43
===========================================================================================

o The fund's 30-day distribution rate        o The taxable-equivalent 30-day yield is
reflects its most recent monthly             calculated in the same manner as the
dividend distribution multiplied by 12       30-day yield, with an adjustment for a
and divided by the most recent month-end     stated, assumed tax rate.
maximum offering price.
                                             o These taxable-equivalent yield and
o The taxable-equivalent 30-day              distribution rate figures assume the
distribution rate is calculated in the       highest federal income tax rate in
same manner as the 30-day distribution       effect on September 30, 2004--35.0%.
rate, with an adjustment for a stated,
assumed tax rate.                            o Had the advisor not waived fees and/or
                                             reimbursed expenses, 30-day yields would
o The 30-day yield is calculated using a     have been 4.84%, 4.32% and 4.32% for
formula defined by the Securities and        Class A, Class B, and Class C shares,
Exchange Commission. The formula is          respectively.
based on the portfolio's potential
earnings from dividends, interest and        o Had the advisor not waived fees and/or
yield-to-maturity or yield-to-call of        reimbursed expenses, taxable-equivalent
the bonds in the portfolio, net of all       30-day yields would have been 7.45%,
expenses, calculated at maximum offering     6.65% and 6.65% for Class A, Class B and
price, and annualized.                       Class C shares, respectively.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2004
(unaudited)

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.25%

ARIZONA-1.54%

Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Educational Facilities Series 2003 IDR
  7.25%, 08/01/19(a)                           $ 830    $    838,873
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Series 2002 IDR
    6.50%, 12/01/09 (Acquired 03/12/04; Cost
    $364,730)(a)(b)                              365         361,295
--------------------------------------------------------------------
    7.00%, 12/01/12 (Acquired 03/28/02; Cost
    $800,000)(a)(b)                              800         791,344
--------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Hospital
  Series 2001 IDR
  5.80%, 12/01/31(a)                             500         518,350
====================================================================
                                                           2,509,862
====================================================================

CALIFORNIA-2.10%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19(a)                           1,000       1,107,610
--------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30(a)                             390         422,374
--------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A RB
  7.00%, 01/01/34(a)                             900         918,828
--------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003 RB
  6.50%, 10/01/23(a)                           1,000         987,660
====================================================================
                                                           3,436,472
====================================================================

COLORADO-11.14%

Antelope Heights Metropolitan District;
  Limited Tax Series 2003 GO
  8.00%, 12/01/23(a)                             500         501,805
--------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited
  Tax Series 2003 GO
  7.50%, 12/01/33(a)                             500         513,695
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2002 B GO
  8.05%, 12/01/32(a)                             500         509,310
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  8.05%, 12/01/32(a)                             750         758,392
--------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  7.00%, 12/01/23(a)                             500         501,775
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30(a)                           $1,195   $  1,285,951
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Denver
  Arts School Project); Series 2003 RB
  8.00%, 05/01/34(a)                             500         520,400
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Excel
  Academy Project); Series 2003 RB
  7.30%, 12/01/23(a)                             570         585,806
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22(a)                             500         500,235
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Refunding & Improvement
  Series 2004 RB
  5.25%, 08/15/24(a)(c)                          500         537,405
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/31(a)(d)(e)                       500         640,625
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Charter Project); Series
  2003 RB
  7.75%, 10/15/33(a)                             750         778,290
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
  7.25%, 03/01/22(a)                             500         516,865
--------------------------------------------------------------------
  7.25%, 03/01/32(a)                             500         513,925
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
  6.13%, 06/01/11(a)(d)(e)                       150         177,091
--------------------------------------------------------------------
  6.25%, 06/01/11(a)(d)(e)                       500         594,040
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Refunding Series 2003 A RB
  7.00%, 11/01/23(a)                             500         503,560
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology); Series 2004 RB
  5.00%, 12/01/13(a)                             750         748,582
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A RB
  7.50%, 06/01/34(a)                           1,000       1,005,640
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31(a)                           $ 500    $    548,220
--------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
  County); Limited Tax Series 2003 GO
  7.50%, 12/01/27(a)                             750         774,802
--------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Refunding Healthcare Series 2004 A RB
  6.25%, 12/01/33(a)                             500         525,660
--------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Health Care Facilities Series 2003 A
  RB
  5.75%, 02/01/15(a)                             250         252,857
--------------------------------------------------------------------
  6.75%, 02/01/22(a)                             200         202,788
--------------------------------------------------------------------
  7.00%, 02/01/25(a)                             800         810,896
--------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19(a)                             585         616,748
--------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Unlimited Tax Series 2004 GO
  6.75%, 12/01/16(a)                             500         499,320
--------------------------------------------------------------------
  7.13%, 12/01/34(a)                             500         499,315
--------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax
  Series 2003 GO
  7.00%, 12/01/33(a)                             750         757,725
--------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Refunding & Improvement
  Series 2001 RB
  5.00%, 06/01/23(a)(c)                        1,000       1,038,910
====================================================================
                                                          18,220,633
====================================================================

DISTRICT OF COLUMBIA-0.42%

District of Columbia Tobacco Settlement
  Financing Corp.; Asset-Backed Series 2001
  RB
  6.50%, 05/15/33(a)                             750         690,877
====================================================================

FLORIDA-9.29%

Concorde Estates Community Development
  District; Capital Improvement Series 2004 B
  RB
  5.00%, 05/01/11(a)                             500         501,955
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 A GO
  8.38%, 05/01/17(a)                             455         510,601
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 B GO
  8.38%, 05/01/17(a)                             370         392,777
--------------------------------------------------------------------
Cypress Lakes Community Development District;
  Special Assessment Series 2004 A GO
  6.00%, 05/01/34(a)                             645         647,212
--------------------------------------------------------------------
Fishhawk Community Development District II;
  Special Assessment Series 2003 B GO
  5.00%, 11/01/07(a)                             500         504,615
--------------------------------------------------------------------
Fishhawk Community Development District;
  Special Assessment Series 1996 GO
  7.63%, 05/01/06(a)(d)(e)                       780         851,877
--------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Special Assessment
  Series 2003 GO
  6.38%, 05/01/35(a)                             500         522,905
--------------------------------------------------------------------


                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Health Care Facilities Series 2002 A IDR
  6.75%, 10/01/32(a)                           $1,250   $  1,279,500
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19(a)                           1,000       1,036,090
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Refunding Hospital Series 2004 RB
  6.75%, 11/15/29 (Acquired 04/26/04; Cost
  $482,320)(a)(b)                                500         518,955
--------------------------------------------------------------------
Midtown Miami Community Development District;
  Special Assessment Series 2004 A GO
  6.00%, 05/01/24(a)                           1,000       1,021,490
--------------------------------------------------------------------
  6.25%, 05/01/37(a)                           1,000       1,034,230
--------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Refunding Series 2004 A RB
  5.75%, 08/15/18(a)                             750         741,127
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34(a)                           1,000         801,680
--------------------------------------------------------------------
Orlando (City of) Urban Community Development
  District; Capital Improvement Special
  Assessment Series 2001 A GO
  6.95%, 05/01/33(a)                           1,000       1,061,840
--------------------------------------------------------------------
Orlando (City of) Urban Community Development
  District; Capital Improvement Special
  Assessment Series 2004 GO
  6.25%, 05/01/34(a)                           1,000       1,017,360
--------------------------------------------------------------------
Poinciana Community Development District;
  Special Assessment Series 2000 A GO
  7.13%, 05/01/31(a)                           1,000       1,058,040
--------------------------------------------------------------------
Reunion East Community Development District;
  Special Assessment Series 2002 A GO
  7.38%, 05/01/33(a)                           1,000       1,072,400
--------------------------------------------------------------------
Seven Oaks Community Development District II;
  Special Assessment Series 2003 B GO
  5.30%, 11/01/08(a)                             615         618,961
====================================================================
                                                          15,193,615
====================================================================

GEORGIA-3.32%

Atlanta (City of) (Atlantic Station Project);
  Tax Allocation Series 2001 GO
  7.90%, 12/01/24(a)                             750         787,312
--------------------------------------------------------------------
  7.75%, 12/01/14(a)                             750         783,255
--------------------------------------------------------------------
Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28 (Acquired 02/18/98; Cost
  $780,000)(a)(b)(f)(g)                          780         386,100
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
  6.40%, 02/01/19(a)(f)(g)                     $ 700    $    346,500
--------------------------------------------------------------------
  6.50%, 02/01/28(a)(f)(g)                       225         111,375
--------------------------------------------------------------------
Fulton (County of) Residential Care
  Facilities (Canterbury Court Project);
  Series 2004 A RB
  6.13%, 02/15/26(a)                             500         502,110
--------------------------------------------------------------------
  6.13%, 02/15/34(a)                             200         198,206
--------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR
  7.50%, 01/01/26(a)(h)                        1,500       1,549,950
--------------------------------------------------------------------
Savannah (City of) Economic Development
  Authority (Marshes of Skidaway); First
  Mortgage Series 2003 A RB
  7.40%, 01/01/24(a)                             750         759,982
====================================================================
                                                           5,424,790
====================================================================

ILLINOIS-4.12%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 RB
  5.95%, 12/15/12(a)                             275         280,783
--------------------------------------------------------------------
  6.05%, 12/15/13(a)                             475         484,177
--------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Special Assessment Series 2003 RB
  6.63%, 12/01/22(a)                             500         519,045
--------------------------------------------------------------------
  6.75%, 12/01/32(a)                             500         518,170
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14(a)                             500         518,900
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31(a)                           1,000       1,000,520
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish American Hospital);
  Series 2000 RB
  6.88%, 11/15/30(a)                             695         751,260
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa of St. Benedict); Series
  2003 A-1 RB
  6.90%, 11/15/33(a)                             500         501,750
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 2003 A RB
  7.00%, 11/15/32(a)                             800         806,880
--------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.00%, 12/15/28()(a)(c)                      1,250       1,278,212
--------------------------------------------------------------------
St. Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank)
  7.50%, 11/01/13 (Acquired 01/12/98; Cost
  $90,438)(a)(b)(i)                               85          84,589
====================================================================
                                                           6,744,286
====================================================================

INDIANA-0.63%

Petersburg (City of) (Indiana Power & Light
  Co.); Refunding Series 1991 PCR
  5.75%, 08/01/21(a)                           1,000       1,037,450
====================================================================


                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

IOWA-1.25%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Sr. Housing Series 2004 RB
  6.00%, 12/01/23(a)                           $ 500    $    493,730
--------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Health Care Facilities
  Series 2003 RB
  6.50%, 10/01/20(a)                             750         764,587
--------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A RB
  7.25%, 11/15/26(a)                             750         778,395
====================================================================
                                                           2,036,712
====================================================================

KANSAS-2.04%

Hutchinson (City of) (Wesley Towers Inc.);
  Refunding & Improvement Health Care
  Facilities Series 1999 A RB
  6.25%, 11/15/19(a)                             750         720,210
--------------------------------------------------------------------
Lawrence (City of) (Holiday Inn); Refunding
  Commercial Development Sr. Series 1997 A
  IDR 8.00%, 07/01/16(a)                          35          32,328
--------------------------------------------------------------------
Olathe (City of) (Aberdeen Village Inc.);
  Senior Living Facilities Series 2000 A RB
  7.00%, 05/15/20(a)                             200         204,802
--------------------------------------------------------------------
  7.50%, 05/15/24(a)                             330         338,785
--------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32(a)                           2,000       2,046,340
====================================================================
                                                           3,342,465
====================================================================

KENTUCKY-0.19%

Jefferson (County of) (Beverly Enterprises
  Inc. Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 08/01/07(a)                             315         316,345
====================================================================

MARYLAND-2.92%

Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Financing Series
  2002 RB
  5.00%, 07/01/12(a)                             400         403,168
--------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Special Obligations Series 2003
  GO
  7.00%, 07/01/33(a)                             968         984,601
--------------------------------------------------------------------
Howard (County of); Retirement Community
  Series 2000 A RB
  7.88%, 05/15/10(a)(d)(e)                       780         989,656
--------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Refunding Series 2004 RB
  5.50%, 08/15/33(a)                           1,250       1,267,000
--------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30(a)                           1,000       1,132,810
====================================================================
                                                           4,777,235
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

MASSACHUSETTS-0.61%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/16(a)                           $ 500    $    517,070
--------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House);
  Refunding Series 1999 A RB
  6.88%, 01/01/29(a)                             500         485,255
====================================================================
                                                           1,002,325
====================================================================

MICHIGAN-2.69%

Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16(a)                             920         920,285
--------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18(a)                             500         491,525
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy); Public School Academy
  Series 2001 A RB
  7.90%, 10/01/21(a)                             500         521,635
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Public School-YMCA Service Learning
  Academy); Series 2001 RB
  7.75%, 10/01/31(a)                             500         516,165
--------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding
  Limited Obligation Series 2001 C PCR
  5.45%, 09/01/29(a)                             500         514,740
--------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33(a)                           1,000         940,460
--------------------------------------------------------------------
  7.88%, 04/01/22(a)                             500         500,165
====================================================================
                                                           4,404,975
====================================================================

MINNESOTA-8.63%

Buhl (City of) Nursing Home (Forest Health
  Services Project); Series 2003 A RB
  6.40%, 08/01/23(a)                             575         578,237
--------------------------------------------------------------------
  6.75%, 08/01/27(a)                             500         511,335
--------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Health Care Facilities
  Series 2002 A RB
  6.63%, 12/01/22(a)                             250         262,995
--------------------------------------------------------------------
  6.63%, 12/01/30(a)                             250         257,105
--------------------------------------------------------------------
Fairmont (City of) (The Homestead-GEAC LLC
  Project); Housing Facilities Series 2002
  A-1 RB
  7.25%, 04/01/22(a)                             915         920,243
--------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Health Care Facilities
  Series 2001 RB
  7.40%, 04/01/21(a)                             250         271,920
--------------------------------------------------------------------
  7.50%, 04/01/31(a)                             500         538,380
--------------------------------------------------------------------
Minneapolis (City of) (Ebenezer Society
  Project); Health Care Facility Series 1993
  A RB
  7.00%, 07/01/12(a)                             100         100,406
--------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Health Care Facility Series
  1999 A RB
  6.00%, 04/01/10(a)                             710         699,251
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Minneapolis (City of) (St. Anthony Falls
  Project); Refunding Tax Increment Series
  2004 RB
  5.75%, 02/01/27(a)                           $ 605    $    594,866
--------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Housing Development-Eventide
  Project); Refunding Multifamily Housing
  Series 1998 A RB
  6.00%, 06/01/18(a)                             500         502,080
--------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Refunding Senior Housing Series 2004 RB
  6.00%, 04/01/24(a)                           1,000       1,024,720
--------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Lease Series 2004 A RB
  6.50%, 12/01/22(a)                             925         939,643
--------------------------------------------------------------------
  6.75%, 12/01/33(a)                             150         152,341
--------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Health Care & Housing Series 2003
  A RB
  5.38%, 08/01/12(a)                             165         170,287
--------------------------------------------------------------------
  5.50%, 08/01/13(a)                             195         197,558
--------------------------------------------------------------------
  6.25%, 08/01/19(a)                           1,100       1,134,551
--------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002
  RB
  7.00%, 10/01/23(a)(h)                          495         487,600
--------------------------------------------------------------------
  7.45%, 10/01/32(a)(h)                          155         152,407
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Lease Series 2002 A RB
  7.50%, 12/01/31(a)                             890         906,643
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Lease Series 2001 A RB
  7.38%, 12/01/19(a)                             900         949,716
--------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Hotel Facilities
  Series 1999 2 RB
  7.38%, 08/01/29(a)                           1,225       1,242,959
--------------------------------------------------------------------
Shakopee (City of) Health Care Facilities
  (St. Francis Regional Medical Center);
  Series 2004 RB
  5.25%, 09/01/34(a)                             500         492,555
--------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
  Project); Refunding Lease Revenue Series
  2002 A RB
  7.38%, 12/01/24(a)                             250         256,795
--------------------------------------------------------------------
  7.50%, 12/01/31(a)                             750         768,908
====================================================================
                                                          14,113,501
====================================================================

MISSOURI-3.04%

Des Peres (City of) (West County Center
  Project); Refunding Tax Increment Series
  2002 A RB
  5.75%, 04/15/20(a)                           1,000       1,027,340
--------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Refunding & Improvement Tax Increment
  Series 2001 RB
  7.00%, 10/01/21(a)                           1,050       1,131,407
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MISSOURI-(CONTINUED)

Hazelwood Transportation Development District
  (370 Missouri Bottom Road/Taussig Road);
  Tax Increment Series 2002 RB
  7.00%, 05/01/22(a)                           $ 750    $    780,570
--------------------------------------------------------------------
  7.20%, 05/01/33(a)                             500         521,880
--------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (Bishop Spencer Place Inc.);
  First Mortgage Health Facilities Series
  2004 A IDR
  6.25%, 01/01/24(a)                             500         506,735
--------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Ranken-Jordan Project); Health
  Facilities Series 2003 A IDR
  6.50%, 11/15/23(a)                           1,000       1,005,980
====================================================================
                                                           4,973,912
====================================================================

NEVADA-1.19%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22(a)                           1,000         864,170
--------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22(a)                             550         561,660
--------------------------------------------------------------------
University of Nevada (Community College
  System); University Series 2002 A RB
  5.40%, 07/01/31(a)(c)                          500         524,095
====================================================================
                                                           1,949,925
====================================================================

NEW HAMPSHIRE-1.56%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19(a)                           1,050       1,054,326
--------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Huntington at
  Nashua); Series 2003 A RB
  6.88%, 05/01/23(a)                             750         752,925
--------------------------------------------------------------------
  6.88%, 05/01/33(a)                             750         743,175
====================================================================
                                                           2,550,426
====================================================================

NEW JERSEY-3.32%

New Jersey (State of) Economic Development
  Authority (Cedar Crest Village Inc.
  Facility); Retirement Community Series 2001
  A RB
  7.25%, 11/15/21(a)                             500         515,385
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2000 RB
  7.00%, 11/15/30(a)(h)                          500         395,825
--------------------------------------------------------------------
  7.20%, 11/15/30(a)(h)                          425         347,450
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2003 RB
  9.00%, 06/01/33(a)(h)                          500         482,725
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
  8.00%, 04/01/23(a)                             800         817,264
--------------------------------------------------------------------
  8.00%, 04/01/31(a)                             500         507,675
--------------------------------------------------------------------


                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care Facilities
  Financing Authority (Pascack Valley
  Hospital Association); Series 2003 RB
  6.50%, 07/01/23(a)                           $ 500    $    476,545
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14(a)                              50          52,070
--------------------------------------------------------------------
  7.25%, 07/01/27(a)                           1,750       1,831,638
====================================================================
                                                           5,426,577
====================================================================

NEW YORK-3.71%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 IDR
  8.55%, 11/15/32(a)                           1,000       1,088,610
--------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Refunding Solid Waste Disposal Facility
  Series 1998 IDR 7.00%, 11/01/30(a)(h)        2,000       2,087,760
--------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C RB
  7.00%, 08/01/31(a)                             550         549,797
--------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR 6.38%, 12/01/17(a)(h)        350         311,700
--------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage Series
  2001 A IDR
  7.38%, 03/01/21(a)                             350         359,107
--------------------------------------------------------------------
  7.38%, 03/01/31(a)                             500         509,825
--------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A IDR
  7.00%, 07/01/21(a)                             600         636,348
--------------------------------------------------------------------
  7.38%, 07/01/30(a)                             500         531,900
====================================================================
                                                           6,075,047
====================================================================

NORTH CAROLINA-0.47%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Community Project); First Mortgage Health
  Care Facilities Series 2002 RB
  6.38%, 03/01/32(a)                             500         513,650
--------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); First
  Mortgage Retirement Facilities Series 2002
  RB
  6.38%, 09/01/32(a)                             250         259,460
====================================================================
                                                             773,110
====================================================================

NORTH DAKOTA-0.29%

Grand Forks (City of) (4000 Valley Square
  Project); Special Term Senior Housing
  Series 1997 RB
  6.38%, 12/01/34(a)                             485         470,804
====================================================================

OHIO-2.51%

Cuyahoga (County of) (Canton Inc. Project);
  Hospital Facilities Series 2000 RB
  7.50%, 01/01/30(a)                             750         830,318
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Cleveland-Cuyahoga County Port Authority;
  Special Assessment Tax Increment Series
  2001 RB
  7.35%, 12/01/31(a)                           $1,000   $  1,058,250
--------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian);
  Health Care Facilities Series 2001 A RB
  7.13%, 07/01/29(a)                             500         534,005
--------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.50%, 08/15/20(a)                             500         523,275
--------------------------------------------------------------------
  6.55%, 08/15/24(a)                             500         521,505
--------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Refunding Hospital Improvement
  Series 1998 RB
  6.25%, 08/01/18(a)                             670         633,773
====================================================================
                                                           4,101,126
====================================================================

OKLAHOMA-0.40%

Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31(a)                             625         653,219
====================================================================

OREGON-1.44%

Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996 RB
  8.00%, 11/15/26(a)                             750         786,653
--------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003 RB
  7.00%, 12/01/21(a)                           1,555       1,575,775
====================================================================
                                                           2,362,428
====================================================================

PENNSYLVANIA-8.26%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28(a)                             500         460,215
--------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR
  7.63%, 05/01/25(a)                           1,600       1,679,984
--------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A IDR
  6.90%, 01/01/22(a)                             500         511,585
--------------------------------------------------------------------
  7.00%, 01/01/34(a)                             500         511,670
--------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); Refunding First Mortgage
  Series 1999 IDR 6.38%, 12/01/19(a)           1,000       1,016,080
--------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 IDR 7.38%,
  12/01/08 (Acquired 02/22/01; Cost
  $500,000)(a)(b)                                500         506,430
--------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29(a)                             750         755,588
--------------------------------------------------------------------


                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); Refunding
  First Mortgage Series 1998 A IDR
  6.50%, 11/01/18(a)(f)(g)                     $1,000   $    561,670
--------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Retirement Community Series 2002 A RB
  7.13%, 01/01/25(a)                             700         710,773
--------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Health Center Series
  1999 RB
  6.63%, 04/01/28(a)                             500         500,105
--------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A IDR
  7.60%, 05/01/22(a)                             250         263,960
--------------------------------------------------------------------
  7.63%, 05/01/31(a)                             500         525,045
--------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Center);
  Health & Housing Facilities Sr. Series 2001
  B IDR
  7.50%, 11/15/31(a)                           1,000       1,002,160
--------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
  7.63%, 11/01/21(a)                             250         269,815
--------------------------------------------------------------------
  7.75%, 11/01/33(a)                             750         808,035
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/30(a)                           1,340       1,374,652
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 D RB
  7.38%, 12/01/04(a)(d)(e)                       110         112,131
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19(a)(f)(g)                     1,250         200,125
--------------------------------------------------------------------
  6.75%, 07/01/29(a)(f)(g)                       460          73,628
--------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 10/01/32(a)                             300         299,334
--------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing Series 2000
  A RB
  6.75%, 09/01/20(a)                             500         531,370
--------------------------------------------------------------------
  6.75%, 09/01/32(a)                             320         336,966
--------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A IDR
  6.88%, 04/01/34(a)                             500         506,900
====================================================================
                                                          13,518,221
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

SOUTH CAROLINA-2.77%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/10(a)(d)(e)                     $ 800    $    991,240
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital Facilities
  Series 2003 A RB
  6.13%, 08/01/23(a)                           1,500       1,572,180
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hope Project);
  Residential Care Facilities Series 2004 A
  RB
  6.25%, 05/15/25(a)                             750         763,793
--------------------------------------------------------------------
  6.38%, 05/15/32(a)                             250         251,495
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
  7.75%, 10/01/15(a)                             700         669,662
--------------------------------------------------------------------
  8.00%, 10/01/31(a)                             300         277,989
====================================================================
                                                           4,526,359
====================================================================

SOUTH DAKOTA-0.93%

South Dakota (State of) Health & Educational
  Facilities Authority (Sioux Valley
  Hospitals & Health System); Series 2004 A
  RB
  5.25%, 11/01/27(a)                             500         504,260
--------------------------------------------------------------------
  5.25%, 11/01/34(a)                             500         503,480
--------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003 RB
  5.65%, 09/01/23(a)                             500         505,195
====================================================================
                                                           1,512,935
====================================================================

TENNESSEE-0.63%

Shelby (County of) Health, Educational &
  Housing Facilities Board (Germantown
  Village); Residential Care Series 2003 A RB
  7.00%, 12/01/23(a)                           1,000       1,022,310
====================================================================

TEXAS-11.28%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement); Retirement Facilities Series
  2003 A RB
  7.00%, 11/15/33(a)                           1,000       1,035,070
--------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB
  (LOC-BNP Paribas)
  1.75%, 05/31/25(i)(j)                        3,628       3,628,000
--------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19(a)                             500         483,550
--------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002 RB
  6.30%, 07/01/32(a)                             500         524,225
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Multifamily
  Housing Sr. Series 2002 A-1 RB
  6.85%, 12/01/23(a)                             750         762,518
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16(a)(f)                        $ 200    $    133,000
--------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System); Series 2004 A RB
  5.63%, 09/01/13(a)                             250         246,973
--------------------------------------------------------------------
  7.00%, 09/01/25(a)                             500         505,655
--------------------------------------------------------------------
  7.13%, 09/01/34(a)                             250         254,350
--------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Independent Sr. Living Center); Series
  2003 RB
  7.63%, 01/01/20(a)                           1,000         994,480
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Hospital Series 2001 A RB
  6.38%, 06/01/29(a)                             500         549,820
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Saint Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18(a)                             750         798,375
--------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/12(a)(d)(e)                       370         419,143
--------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines, Inc. Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(a)(h)                          500         395,010
--------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Sr. Living
  Community); Retirement Facilities Series
  2004 A RB
  7.00%, 02/15/23(a)                             300         310,920
--------------------------------------------------------------------
  7.00%, 02/15/26(a)                             750         770,033
--------------------------------------------------------------------
  7.13%, 02/15/34(a)                             450         464,463
--------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30(a)                           1,200       1,107,444
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 1999 RB
  6.70%, 11/15/23(a)                             900         921,591
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 2001 RB
  7.88%, 11/15/26(a)                           1,000       1,106,280
--------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposal
  Authority (Valero Energy Corp. Project);
  Series 2001 IDR 6.65%, 04/01/32(a)(h)          900         970,326
--------------------------------------------------------------------
University of Texas Financing System; Series
  2001 C RB
  5.00%, 08/15/20(a)                           1,000       1,055,140
--------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29(a)                           1,000       1,021,750
====================================================================
                                                          18,458,116
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

VERMONT-0.27%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  1999 RB
  6.25%, 04/01/29(a)(f)(g)                     $1,000   $    447,190
====================================================================

VIRGINIA-1.38%

Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Refunding First Mortgage Series 1998 A RB
  6.50%, 07/01/16(a)                             500         456,190
--------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22(a)                             750         776,940
--------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facilities Mortgage Series 2002 A IDR
  6.25%, 01/01/28(a)                             500         494,505
--------------------------------------------------------------------
Virginia (State of) Peninsula Ports Authority
  (Culpeper Baptist Retirement Community,
  Inc.); Residential Care Facilities Series
  2003 A RB
  7.38%, 12/01/23(a)                             500         536,115
====================================================================
                                                           2,263,750
====================================================================

WISCONSIN-3.60%

Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals Inc.); Series 2004 A RB
  6.50%, 08/15/26(a)                             250         248,820
--------------------------------------------------------------------
  6.75%, 08/15/34(a)                             750         753,893
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital Inc. Project); Series 2003 RB
  7.13%, 01/15/22(a)                           1,190       1,217,870
--------------------------------------------------------------------


                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20(a)                           $1,250   $  1,345,800
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place Inc.
  Project); Series 2001 A RB
  7.00%, 12/01/31(a)                             250         253,953
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30(a)                           1,000       1,037,650
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital Inc. Project); Series 2003 RB
  6.00%, 07/01/15(a)                             100         102,797
--------------------------------------------------------------------
  6.13%, 07/01/16(a)                             150         154,308
--------------------------------------------------------------------
  6.63%, 07/01/28(a)                             750         767,528
====================================================================
                                                           5,882,619
====================================================================

WYOMING-0.31%

Teton (County of) Hospital District (Saint
  John's Medical Center); Series 2002 RB
  6.75%, 12/01/22(a)                             500         511,980
====================================================================
TOTAL INVESTMENTS-98.25% (Cost $158,955,320)             160,731,597
====================================================================
OTHER ASSETS LESS LIABILITIES-1.75%                        2,867,525
====================================================================
NET ASSETS-100.00%                                      $163,599,122
____________________________________________________________________
====================================================================

Investment Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $157,103,597, which represented 97.74% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $2,648,713, which represented 1.62% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac, Financial Guaranty Insurance Co., MBIA Insurance Corp. or XL Capital Assurance.
(d) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(f) Defaulted security. The issuer is currently in default with certain covenants of the debt provisions. The aggregate market value of these securities at September 30, 2004 was $2,259,588, which represented 1.41% of the Fund's Total Investments.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $2,126,588, which represented 1.30% of the Fund's net assets.
(h) Security subject to the alternative minimum tax.
(i) Principal and interest payments are guaranteed by the letter of credit agreement.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is determined weekly. Rate shown is in effect on September 30, 2004.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $158,955,320)                                $160,731,597
-----------------------------------------------------------
Receivables for:
  Investments sold                                  345,000
-----------------------------------------------------------
  Fund shares sold                                1,119,983
-----------------------------------------------------------
  Interest                                        3,189,263
-----------------------------------------------------------
  Amount due from advisor                            17,584
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               33,153
-----------------------------------------------------------
Other assets                                         32,289
===========================================================
    Total assets                                165,468,869
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,245,073
-----------------------------------------------------------
  Fund shares reacquired                             85,085
-----------------------------------------------------------
  Dividends                                         389,593
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 36,494
-----------------------------------------------------------
Accrued distribution fees                            72,175
-----------------------------------------------------------
Accrued trustees' fees                                  358
-----------------------------------------------------------
Accrued transfer agent fees                          10,536
-----------------------------------------------------------
Accrued operating expenses                           30,433
===========================================================
    Total liabilities                             1,869,747
===========================================================
Net assets applicable to shares outstanding    $163,599,122
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $173,280,563
-----------------------------------------------------------
Undistributed net investment income                 106,744
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (11,564,462)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,776,277
===========================================================
                                               $163,599,122
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 96,807,424
___________________________________________________________
===========================================================
Class B                                        $ 45,509,064
___________________________________________________________
===========================================================
Class C                                        $ 21,282,634
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          11,161,070
___________________________________________________________
===========================================================
Class B                                           5,241,860
___________________________________________________________
===========================================================
Class C                                           2,452,279
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.67 divided
      by 95.25%)                               $       9.10
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 5,070,150
=========================================================================

EXPENSES:

Advisory fees                                                     468,894
-------------------------------------------------------------------------
Administrative services fees                                       25,068
-------------------------------------------------------------------------
Custodian fees                                                      4,125
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         115,956
-------------------------------------------------------------------------
  Class B                                                         223,192
-------------------------------------------------------------------------
  Class C                                                          94,474
-------------------------------------------------------------------------
Transfer agent fees                                                53,835
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                              6,721
-------------------------------------------------------------------------
Other                                                             101,510
=========================================================================
    Total expenses                                              1,093,775
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (425,166)
=========================================================================
    Net expenses                                                  668,609
=========================================================================
Net investment income                                           4,401,541
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (1,696,319)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                      800,447
=========================================================================
Net gain (loss) from investment securities                       (895,872)
=========================================================================
Net increase in net assets resulting from operations          $ 3,505,669
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2004             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  4,401,541     $  8,183,531
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (1,696,319)        (811,834)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                     800,447        2,348,504
===========================================================================================
    Net increase in net assets resulting from operations         3,505,669        9,720,201
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,805,224)      (5,191,768)
-------------------------------------------------------------------------------------------
  Class B                                                       (1,185,948)      (2,322,122)
-------------------------------------------------------------------------------------------
  Class C                                                         (500,624)        (817,780)
===========================================================================================
  Decrease in net assets resulting from distributions           (4,491,796)      (8,331,670)
===========================================================================================
Share transactions-net:
  Class A                                                        2,745,392       15,806,626
-------------------------------------------------------------------------------------------
  Class B                                                          765,562        1,926,983
-------------------------------------------------------------------------------------------
  Class C                                                        3,051,958        4,707,289
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                                6,562,912       22,440,898
===========================================================================================
    Net increase in net assets                                   5,576,785       23,829,429
___________________________________________________________________________________________
===========================================================================================

NET ASSETS:

  Beginning of period                                          158,022,337      134,192,908
===========================================================================================
  End of period (including undistributed net investment
    income of $106,744 and $196,999, respectively)            $163,599,122     $158,022,337
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income taxes.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. LOWER-RATED SECURITIES -- The Fund may invest 100% of its assets in lower-quality debt securities, i.e., "junk bonds." Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                                              ANNUAL RATE
---------------------------------------------------------------------------
First $500 million                                                 0.60%
---------------------------------------------------------------------------
Over $500 million up to and including $1 billion                   0.55%
---------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                   0.50%
---------------------------------------------------------------------------
Over $1.5 billion                                                  0.45%
___________________________________________________________________________
===========================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.55%, 1.30% and 1.30% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended September 30, 2004, AIM waived fees of $415,892.

    For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $8,340 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $25,068 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services.. For the six months ended September 30, 2004, the Fund paid AISI $53,835. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B and Class C shares paid $115,956, $223,192 and $94,474, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $36,392 in front-end sales commissions from the sale of Class A shares and $13,237, $7,417 and $2,998 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds and INVESCO funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2004, the Fund engaged in purchases and sales of securities of $631,100 and $0, respectively.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits resulting from Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ending September 30, 2004, the Fund received credits in transfer agency fees of $934 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $934.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $1,504 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2004 to utilizing $9,866,096 of capital loss carryforward in the fiscal year ended March 31, 2005.

    The Fund has a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2007                                                   $   11,394
-----------------------------------------------------------------------------
March 31, 2008                                                      995,895
-----------------------------------------------------------------------------
March 31, 2009                                                    3,558,416
-----------------------------------------------------------------------------
March 31, 2010                                                    3,255,459
-----------------------------------------------------------------------------
March 31, 2011                                                      972,821
-----------------------------------------------------------------------------
March 31, 2012                                                    1,072,111
=============================================================================
Total capital loss carryforward                                  $9,866,096
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $18,374,892 and $13,349,093, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 6,179,859
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,404,660)
===============================================================================
Net unrealized appreciation of investment securities              $ 1,775,199
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $158,956,398.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    SEPTEMBER 30,                   MARCH 31,
                                                                         2004                          2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,037,678    $ 17,527,325     5,559,971    $ 48,198,718
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        539,338       4,639,794     1,369,885      11,908,459
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        659,771       5,685,617     1,435,960      12,470,550
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        152,911       1,314,875       264,540       2,292,514
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         58,947         507,270       114,284         991,423
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         36,804         316,611        57,564         499,279
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         54,571         471,548       110,157         951,710
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (54,514)       (471,548)     (110,109)       (951,710)
======================================================================================================================
Reacquired:
  Class A                                                     (1,927,306)    (16,568,356)   (4,117,232)    (35,636,316)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (454,752)     (3,909,954)   (1,156,985)    (10,021,189)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (343,645)     (2,950,270)     (954,494)     (8,262,540)
======================================================================================================================
                                                                 759,803    $  6,562,912     2,573,541    $ 22,440,898
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/ or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders, are also owned beneficially.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2004             2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.73          $  8.64    $  8.59    $  8.59    $  8.72    $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.26             0.51       0.54       0.55(a)    0.54       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.06)            0.10       0.03      (0.01)     (0.11)     (1.32)
=================================================================================================================================
    Total from investment operations                            0.20             0.61       0.57       0.54       0.43      (0.76)
=================================================================================================================================
Less dividends from net investment income                      (0.26)           (0.52)     (0.52)     (0.54)     (0.56)     (0.56)
=================================================================================================================================
Net asset value, end of period                               $  8.67          $  8.73    $  8.64    $  8.59    $  8.59    $  8.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 2.37%            7.30%      6.81%      6.41%      5.12%     (7.79)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $96,807          $94,657    $77,998    $70,873    $62,820    $38,645
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.55%(c)         0.55%      0.55%      0.55%      0.55%      0.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.09%(c)         1.07%      1.05%      1.07%      1.17%      1.28%
=================================================================================================================================
Ratio of net investment income to average net assets            5.94%(c)         5.91%      6.22%      6.26%(a)    6.23%     5.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         9%              12%        14%        30%        15%        51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $92,511,224.
(d)  Not annualized for periods less than one year.

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2004             2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.74          $  8.65    $  8.60    $  8.61    $  8.72    $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22             0.45       0.47       0.48(a)    0.47       0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.05)            0.10       0.04      (0.02)     (0.10)     (1.32)
=================================================================================================================================
    Total from investment operations                            0.17             0.55       0.51       0.46       0.37      (0.84)
=================================================================================================================================
Less dividends from net investment income                      (0.23)           (0.46)     (0.46)     (0.47)     (0.48)     (0.48)
=================================================================================================================================
Net asset value, end of period                               $  8.68          $  8.74    $  8.65    $  8.60    $  8.61    $  8.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 1.99%            6.51%      6.02%      5.47%      4.44%     (8.54)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $45,509          $45,026    $42,699    $35,811    $25,730    $20,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.30%(c)         1.30%      1.30%      1.31%      1.30%      1.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.84%(c)         1.82%      1.80%      1.83%      1.92%      2.04%
=================================================================================================================================
Ratio of net investment income to average net assets            5.19%(c)         5.16%      5.47%      5.50%(a)    5.48%     5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         9%              12%        14%        30%        15%        51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,516,393.
(d)  Not annualized for periods less than one year.

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                         YEAR ENDED MARCH 31,
                                                            SEPTEMBER 30,       -------------------------------------------------
                                                                2004             2004       2003       2002       2001      2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.74          $  8.65    $  8.60    $  8.61    $ 8.72    $10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.22             0.45       0.47       0.48(a)   0.47      0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)            0.10       0.04      (0.02)    (0.10)    (1.32)
=================================================================================================================================
    Total from investment operations                              0.17             0.55       0.51       0.46      0.37     (0.84)
=================================================================================================================================
Less dividends from net investment income                        (0.23)           (0.46)     (0.46)     (0.47)    (0.48)    (0.48)
=================================================================================================================================
Net asset value, end of period                                 $  8.68          $  8.74    $  8.65    $  8.60    $ 8.61    $ 8.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   1.99%            6.51%      6.02%      5.47%     4.43%    (8.54)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $21,283          $18,339    $13,496    $11,292    $6,797    $4,100
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.30%(c)         1.30%      1.30%      1.31%     1.30%     1.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.84%(c)         1.82%      1.80%      1.83%     1.92%     2.04%
=================================================================================================================================
Ratio of net investment income to average net assets              5.19%(c)         5.16%      5.47%      5.50%(a)   5.48%    5.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                           9%              12%        14%        30%       15%       51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of
     $18,843,223
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities

("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND

Bruce L. Crockett, Chair          Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Bob R. Baker                                                                    Houston, TX 77046-1173
                                  Mark H. Williamson
Frank S. Bayley                   Executive Vice President                      INVESTMENT ADVISOR

James T. Bunch                    Lisa O. Brinkley                              A I M Advisors, Inc.
                                  Senior Vice President and                     11 Greenway Plaza
Albert R. Dowden                  Chief Compliance Officer                      Suite 100
                                                                                Houston, TX 77046-1173
Edward K. Dunn, Jr.               Kevin M. Carome
                                  Senior Vice President,                        TRANSFER AGENT
Jack M. Fields                    Secretary and Chief Legal Officer
                                                                                AIM Investment Services, Inc.
Carl Frischling                   Sidney M. Dilgren                             P.O. Box 4739
                                  Vice President and Treasurer                  Houston, TX 77210-4739
Robert H. Graham
                                  Robert G. Alley                               CUSTODIAN
Gerald J. Lewis                   Vice President
                                                                                The Bank of New York
Prema Mathai-Davis                Stuart W. Coco                                2 Hanson Place
                                  Vice President                                Brooklyn, NY 11217-1431
Lewis F. Pennock
                                  Karen Dunn Kelley                             COUNSEL TO THE FUND
Ruth H. Quigley                   Vice President
                                                                                Ballard Spahr
Louis S. Sklar                    Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51(st) Floor
Larry Soll                                                                      Philadelphia, PA 19103-7599

Mark H. Williamson                                                              COUNSEL TO THE TRUSTEES

                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR

                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund                            AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(6)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Core Stock Fund(1)                       AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(7)     AIM Total Return Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 Premier U.S. Government Money
AIM Dynamics Fund(1)                         AIM Trimark Fund                                Portfolio(1)
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund                           SECTOR EQUITY                     TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                               AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Mid Cap Stock Fund(1)                    AIM Gold & Precious Metals Fund(1)
AIM Opportunities I Fund                     AIM Health Sciences Fund(1)                      AIM ALLOCATION SOLUTIONS
AIM Opportunities II Fund                    AIM Leisure Fund(1)
AIM Opportunities III Fund                   AIM Multi-Sector Fund(1)                      AIM Aggressive Allocation Fund
AIM Premier Equity Fund                      AIM Real Estate Fund                          AIM Conservative Allocation Fund
AIM S&P 500 Index Fund(1)                    AIM Technology Fund(1)                        AIM Moderate Allocation Fund
AIM Select Equity Fund                       AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                 ================================================================================
AIM Small Company Growth Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Total Return Fund*(1)                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Endeavor Fund                    FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund             ================================================================================
AIM Weingarten Fund

* Domestic equity and income fund


(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

   If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.


                               AIMinvestments.com                     HIM-SAR-1


                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                        AIM TAX-EXEMPT CASH FUND
                          Semiannual Report to Shareholders o September 30, 2004


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
AIM TAX-EXEMPT CASH FUND SEEKS TO EARN THE HIGHEST LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES THAT IS CONSISTENT WITH
THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          information about duplicating fee             PERFORMANCE QUOTED IS PAST PERFORMANCE
                                             charges, by calling 1-202-942-8090 or         AND CANNOT GUARANTEE COMPARABLE FUTURE
o Investor Class shares are closed to        by electronic request at the following        RESULTS; CURRENT PERFORMANCE MAY BE
most investors. For more information on      E-mail address: publicinfo@sec.gov. The       LOWER OR HIGHER. VISIT
who may continue to invest in the            SEC file numbers for the fund are             AIMINVESTMENTS.COM FOR THE MOST RECENT
Investor Class shares, please see the        811-7890 and 33-66242. The fund's most        MONTH-END PERFORMANCE.
prospectus.                                  recent portfolio holdings, as filed on
                                             Form N-Q, are also available at               AN INVESTMENT IN THE FUND IS NOT INSURED
OTHER INFORMATION                            www.aiminvestments.com.                       OR GUARANTEED BY THE FEDERAL DEPOSIT
                                                                                           INSURANCE CORPORATION OR ANY OTHER
o The Conference Board is a                  ========================================      GOVERNMENT AGENCY. ALTHOUGH THE FUND
not-for-profit organization that                                                           SEEKS TO PRESERVE THE VALUE OF YOUR
conducts research and publishes                                           TAXABLE          INVESTMENT AT $1.00 PER SHARE, IT IS
information and analysis to help                               7-DAY     EQUIVALENT        POSSIBLE TO LOSE MONEY BY INVESTING IN
businesses strengthen their performance.                       YIELD    7-DAY YIELD*       THE FUND.

o Had the advisor not waived fees and/or
reimbursed expenses, performance would       Class A Shares    0.81%      .25%
have been lower.
                                             Investor Class
A description of the policies and             Shares            .91%      .40%
procedures that the fund uses to
determine how to vote proxies relating       *Based on the highest personal income
to portfolio securities is available         tax rate in effect on September 30, 2004
without charge, upon request, from our       (35%).
Client Services department at
800-959-4246 or on the AIM Web site,         ========================================
AIMinvestments.com. On the home page,
scroll down and click on AIM Funds Proxy     ========================================
Policy. The information is also
available on the Securities and Exchange     PORTFOLIO COMPOSITION BY MATURITY
Commission's Web site, sec.gov.              In days, as of 9/30/04

Information regarding how the fund voted     1-7                                76.3%
proxies related to its portfolio
securities during the 12 months ended        8-30                                2.5
6/30/04 is available at our Web site. Go
to AIMinvestments.com, access the About      31-60                               2.5
Us tab, click on Required Notices and
then click on Proxy Voting Activity.         61-90                               6.9
Next, select your fund from the
drop-down menu.                              91-120                              1.7

Beginning with fiscal periods ending         121-180                             4.6
after December 31, 2004, the fund files
its complete schedule of portfolio           181+                                5.6
holdings with the Securities and
Exchange Commission ("SEC") for the          The number of days to maturity of each
first and third quarters of each fiscal      holding is determined in accordance with
year on Form N-Q. The fund's Form N-Q        the provisions of Rule 2a-7 under the
filings are available on the SEC's           Investment Company Act of 1940.
website at http://www.sec.gov. Copies of
the fund's Forms N-Q may be reviewed and     ========================================
copied at the SEC's Public Reference
Room at 450 Fifth Street, N.W.,
Washington, D.C. 20549-0102. You can
obtain information on the operation of
the Public Reference Room, including

================================================================================
This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF FUNDS --Registered Trademark--:

[PHOTO OF           This is the semiannual report on the performance of AIM
ROBERT H.           Tax-Exempt Cash Fund for the six-month reporting period
GRAHAM]             ended September 30, 2004. The table on the inside front
                    cover shows the seven-day yield for the fund's two share
ROBERT H. GRAHAM    classes as of September 30, 2004. At the close of the
                    period, the fund's weighted average maturity stood at 35 days and its net assets totaled $69.8 million.

                    MARKET CONDITIONS

                    Economic activity continued to expand throughout the reporting period, according to Beige Books published by the U.S. Federal Reserve (the Fed). The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004.

   According to the Department of Labor, 1.05 million jobs were created during the reporting period. However, a slowdown in job growth led to declining consumer confidence in August and September, according to The Conference Board. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   The September Beige Book reported that the economy continued to improve in July and August, with 11 districts reporting increased activity levels during the summer. All but one district reported an increase in manufacturing activity. Labor markets remained slack across the nation, with few reports of occupational shortages, while retail sales improved modestly in July and August, according to that report.

   The Fed, which had left the federal funds target rate at 1.00% since June 2003 (the lowest rate since 1958), increased the rate by 0.25% (or 25 basis points) three times during the six-month reporting period. With the latest increase on September 21, the rate stood at 1.75%. The federal funds rate is the interest rate at which depository institutions lend balances at the Federal Reserve to other depository institutions overnight. The federal funds rate does not mandate the rates offered on municipal bonds. However, the low-interest rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

YOUR FUND

Despite the increase in the federal funds rate, those rates remain low by historical standards. Consequently, yields on money market funds, including AIM Tax-Exempt Cash Fund, also remained low. Nevertheless, the fund continued to offer risk-averse investors safety of principal. Although the fund is managed to generate income that is exempt from federal income taxes, it may invest up to 20% of its assets in taxable income securities. However, at the close of the period, the fund did not hold any taxable securities. In an effort to achieve the fund's objectives, we stressed the highest possible safety of principal while offering investors the opportunity to invest in securities that offer liquidity of assets. Additionally, we sought the highest possible yield consistent with safety of principal. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CLOSING

Thank you for your continued participation in AIM Tax-Exempt Cash Fund. If you have any questions, please consult your financial advisor to help with your investment choices. As always, our Client Services department is ready to serve you. You may reach our representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM

Robert H. Graham
Chairman
A I M Management Group Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account        costs of investing in the fund and other
                                             value divided by $1,000 = 8.6), then          funds. To do so, compare this 5%
As a shareholder of the fund, you incur      multiply the result by the number in the      hypothetical example with the 5%
ongoing costs, including management          table under the heading entitled "Actual      hypothetical examples that appear in the
fees; distribution and/or service fees       Expenses Paid During Period" to estimate      shareholder reports of the other funds.
(12b-1); and other fund expenses. This       the expenses you paid on your account
example is intended to help you              during this period.                           Please note that the expenses shown in
understand your ongoing costs (in                                                          the table are meant to highlight your
dollars) of investing in the fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs only. Therefore, the
compare these costs with ongoing costs       PURPOSES                                      hypothetical information is useful in
of investing in other mutual funds. The                                                    comparing ongoing costs only, and will
example is based on an investment of         The table below also provides                 not help you determine the relative
$1,000 invested at the beginning of the      information about hypothetical account        total costs of owning different funds.
period and held for the entire period,       values and hypothetical expenses based
April 1, 2004 - September 30, 2004.          on the fund's actual expense ratio and
                                             an assumed rate of return of 5% per year
ACTUAL EXPENSES                              before expenses, which is not the fund's
                                             actual return. The hypothetical account
The table below provides information         values and expenses may not be used to
about actual account values and actual       estimate the actual ending account
expenses. You may use the information in     balance or expenses you paid for the
this table, together with the amount you     period. You may use this information to
invested, to estimate the expenses that      compare the ongoing
you paid over the period. Simply divide
your account value by

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT             EXPENSES
                     VALUE                  VALUE               PAID DURING               VALUE                PAID DURING
                    (4/1/04)             (9/30/04)(1)            PERIOD(2)              (9/30/04)                PERIOD(2)
   Class A       $   1,000.00            $   1,002.40          $       3.81            $   1,021.26            $       3.85
   Investor          1,000.00                1,002.90                  3.31                1,021.76                    3.35

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30,
2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to
September 30, 2004 was 0.24% and 0.29% for Class A and Investor Class shares, respectively.

(2) Expenses are equal to the fund's annualized expense ratio (0.76% and 0.66% for Class A and Investor class shares, respectively)
multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON         For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)


                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------
ALABAMA-18.23%

Birmingham (City of) Public
  Parks & Recreation Board
  (Children's Zoo Project);
  VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.84%, 05/01/07(b)(c)       --    VMIG-1   $ 1,275   $ 1,275,000
------------------------------------------------------------------
Homewood (City of) Medical
  Clinic Board (Lakeshore
  Foundation Project);
  Lease Revenue VRD Series
  2000 RB (LOC-AmSouth
  Bank)
  1.84%, 11/01/24(b)(c)       A-1     --         390       390,000
------------------------------------------------------------------
Tuscaloosa (City of)
  Educational Building
  Authority (Stillman
  College Project);
  Refunding Capital
  Improvement VRD Series
  2002 A RB (LOC-AmSouth
  Bank)
  1.84%, 10/01/23(b)(c)       --    VMIG-1    11,055    11,055,000
==================================================================
                                                        12,720,000
==================================================================

COLORADO-1.84%

Adams & Arapahoe (Counties
  of) Joint School District
  No. 28J (Aurora);
  Refunding Unlimited Tax
  Series 1991 A GO
  6.70%, 12/01/04(d)          AAA     Aaa        200       201,869
------------------------------------------------------------------
Arvada (City of); VRD
  Series 2001 RB
  1.45%, 11/01/20(e)(f)      A-1+     --         900       900,000
------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD Series
  1984 PCR
  1.85%, 07/01/10(b)(f)      A-1+   VMIG-1       185       185,000
==================================================================
                                                         1,286,869
==================================================================

FLORIDA-3.02%

Florida (State of) Board of
  Regents (University of
  Florida); Housing Revenue
  Series 2000 RB
  7.00%, 07/01/05(f)          AAA     Aaa        520       541,040
------------------------------------------------------------------
Lee (County of) Water &
  Sewer; Series 1999 A RB
  3.65%, 10/01/04(f)          AAA     Aaa        295       295,000
------------------------------------------------------------------
Seminole (County of)
  Industrial Development
  Authority (Florida Living
  Nursing); Health
  Facilities Multi-Modal
  VRD Series 1991 IDR
  (LOC-Bank of America
  N.A.)
  1.89%, 02/01/11(b)(c)       --    VMIG-1     1,100     1,100,000
------------------------------------------------------------------
Titusville (City of); Water
  & Sewer Series 1994 RB
  6.00%, 10/01/04(d)(g)       AAA     Aaa        170       173,400
==================================================================
                                                         2,109,440
==================================================================

                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------


GEORGIA-1.58%

Floyd (County of)
  Development Authority
  (Shorter College
  Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  1.84%, 06/01/17(b)(c)      A-1+     --     $ 1,100   $ 1,100,000
==================================================================

ILLINOIS-3.38%

Chicago (City of);
  Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/05(f)          AAA     Aaa        100       101,098
------------------------------------------------------------------
Cook (County of) High
  School District No. 209
  (Proviso Township);
  Limited Tax Series 2002
  GO
  2.75%, 12/01/04(f)          AAA     Aaa        100       100,282
------------------------------------------------------------------
Cook (County of); Unlimited
  Tax Series 1992 C GO
  5.80%, 11/15/04(f)          AAA     Aaa        200       201,135
------------------------------------------------------------------
Peoria (City of) (Easter
  Seal Center Project);
  Health Care Facility VRD
  Series 1997 RB
  (LOC-JPMorgan Chase Bank)
  1.77%, 05/01/07(b)(c)(h)    --      --       1,050     1,050,000
------------------------------------------------------------------
Skokie (City of); Unlimited
  Tax Series 1997 GO
  4.80%, 12/01/04(d)(g)       NRR     NRR        195       196,176
------------------------------------------------------------------
St. Louis (City of)
  Regional Airport
  Authority; Unlimited Tax
  Series 2004 GO
  2.75%, 12/01/04(f)          AAA     Aaa        205       205,558
------------------------------------------------------------------
Woodridge (City of) Park
  District; Unlimited Tax
  Series 1996 GO
  5.25%, 01/15/05(d)(g)       AAA     Aaa        500       505,723
==================================================================
                                                         2,359,972
==================================================================

IOWA-1.96%

Algona (City of) (George A.
  Hormel & Co. Project);
  VRD Series 1985 IDR
  (LOC-U.S. Bank N.A.)
  1.82%, 05/01/05(b)(c)       --      P-1        200       200,000
------------------------------------------------------------------
Iowa (State of) Finance
  Authority (YMCA Project);
  Economic Development VRD
  Series 2000 RB (LOC-Wells
  Fargo Bank N.A.)
  1.81%, 06/01/10(b)(c)(h)    --      --       1,170     1,170,000
==================================================================
                                                         1,370,000
==================================================================

KANSAS-0.73%

Leawood (City of);
  Unlimited Temporary Notes
  2nd Series 2004 GO 3.00%,
  10/01/05                    --     MIG-1       500       506,514
==================================================================


                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------

KENTUCKY-3.78%

Kentucky Area Development
  Districts Financing Trust
  (Weekly Acquisition Lease
  Program-Ewing); VRD
  Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.79%, 06/01/33(b)(c)       A-1     --     $ 2,635   $ 2,635,000
==================================================================

MARYLAND-4.73%

Baltimore (County of) (Blue
  Circle Inc. Project);
  Economic Development VRD
  Series 1992
  RB (LOC-Danske Bank A.S.)
  1.80%, 12/01/17(b)(c)       --    VMIG-1     2,900     2,900,000
------------------------------------------------------------------
Howard (County of) (Owen
  Brown Joint Venture);
  Refunding VRD Series 1990
  RB
  (LOC-Bank of America
  N.A.)
  1.55%, 05/01/11(c)(e)       --      P-1        400       400,000
==================================================================
                                                         3,300,000
==================================================================

MASSACHUSETTS-0.14%

Middleborough (City of);
  Limited Tax Series 1999 A
  GO
  5.20%, 01/15/05(f)          --      Aaa        100       101,189
==================================================================

MICHIGAN-6.77%

Big Rapids (City of) Public
  School District;
  Unlimited Tax Series 1995
  GO
  5.63%, 05/01/05(d)(g)       AAA     Aaa        200       206,960
------------------------------------------------------------------
Caledonia (Charter Township
  of); Public Improvement
  Special Assessment
  Limited Tax Series 2001
  GO
  6.00%, 11/01/04(f)          AAA     Aaa        375       376,543
------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Clean Water Revolving
  Fund); Series 1998 RB
  5.00%, 10/01/04             AAA     Aaa        125       125,000
------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester College
  Project); Limited
  Obligation VRD Series
  2001 RB
  (LOC-JPMorgan Chase Bank)
  1.80%, 08/01/21(b)(c)       --    VMIG-1     4,014     4,014,000
==================================================================
                                                         4,722,503
==================================================================

MINNESOTA-0.18%

Ramsey (County of) (Capital
  Improvement Plan);
  Unlimited Tax Series 1999
  A GO
  4.20%, 02/01/05             AAA     Aaa        125       126,264
==================================================================

MISSISSIPPI-4.35%

Laurel (City of) Water and
  Sewer System; Series 2003
  RB
  5.00%, 12/01/04(f)          AAA     --         135       135,846
------------------------------------------------------------------

                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Mississippi (State of)
  Business Finance Corp.
  (Mississippi College
  Project); VRD Series 2003
  RB (LOC-AmSouth Bank)
  1.84%, 07/01/23 (Acquired
  09/29/03; Cost
  $3,000,000)(b)(c)(i)        --    VMIG-1   $ 2,900   $ 2,900,000
==================================================================
                                                         3,035,846
==================================================================

MONTANA-1.46%

Great Falls (City of)
  (Safeway Inc. Projects);
  Refunding VRD Series 1991
  IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 12/01/04(c)(g)(j)   A-1+     --         410       410,000
------------------------------------------------------------------
Havre (City of) (Safeway
  Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.45%, 12/01/04(c)(g)(j)   A-1+     --         610       610,000
==================================================================
                                                         1,020,000
==================================================================

NEBRASKA-0.44%

Douglas (County of) School
  District No. 001;
  Unlimited Tax Series 1999
  GO
  4.90%, 12/09/04(d)(g)       AAA     NRR        300       308,167
==================================================================

NEW MEXICO-7.67%

New Mexico (State of)
  Hospital Equipment Loan
  Council (Dialysis Clinic
  Inc. Project); VRD Series
  2000 RB (LOC-SunTrust
  Bank)
  1.79%, 07/01/25(b)(c)       --    VMIG-1     5,000     5,000,000
------------------------------------------------------------------
Silver City; VRD Series
  1995 A RB
  (LOC-ABN AMRO Bank N.V.)
  1.90%, 11/15/10(b)(c)       --      P-1        350       350,000
==================================================================
                                                         5,350,000
==================================================================

NEW YORK-0.72%

Nassau (County of);
  Unlimited Tax Series 1985
  X GO
  8.00%, 11/01/04(f)          AAA     Aaa        500       502,870
==================================================================

NORTH CAROLINA-3.21%

Carteret (County of)
  Industrial Facilities &
  Pollution Control
  Financing Authority
  (TexasGulf Inc. Project);
  VRD Series 1985 PCR
  (LOC-BNP Paribas) 1.83%,
  10/01/05(b)(c)              --      Aa2      2,100     2,100,000
------------------------------------------------------------------
Wake (County of); Public
  Improvement Unlimited Tax
  Series 1998 GO
  4.50%, 03/01/05             AAA     Aaa        135       136,745
==================================================================
                                                         2,236,745
==================================================================


                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------

NORTH DAKOTA-5.16%

Fargo (City of) (Cass Oil
  Co. Project); Commercial
  Development VRD Series
  1984 RB (LOC-U.S. Bank
  N.A.) 1.84%,
  12/01/14(b)(c)             A-1+     --     $ 3,600   $ 3,600,000
==================================================================

OHIO-0.60%

Copley-Fairlawn (City of)
  School District;
  Refunding & Improvement
  Unlimited Tax Series 2002
  GO
  2.00%, 12/01/04(f)          --      Aaa        300       300,446
------------------------------------------------------------------
Hamilton (City of) Local
  School District;
  Unlimited School
  Facilities Construction
  and Improvements Tax
  Series 2001 GO
  3.60%, 12/01/04(f)          AAA     Aaa        120       120,486
==================================================================
                                                           420,932
==================================================================

OKLAHOMA-7.31%

Muskogee (City of)
  Industrial Trust
  (Muskogee Mall Ltd.
  Special Project); VRD
  Series 1985 IDR (LOC-Bank
  of America N.A.) 1.88%,
  12/01/15(b)(c)              --    VMIG-1     5,100     5,100,000
==================================================================

OREGON-1.63%

Beaverton (City of);
  Refunding Water Series
  2004 B RB
  3.00%, 06/01/05(f)          AAA     Aaa        535       539,959
------------------------------------------------------------------
Salem (City of); Refunding
  Unlimited Series 2004 GO
  2.00%, 05/01/05(f)          AAA     Aaa        100       100,243
------------------------------------------------------------------
Washington (County of)
  Unified Sewerage Agency;
  Sewer Sub. Lien Series
  One 1992 RB
  6.13%, 10/01/04(d)(g)       AAA     Aaa        500       500,000
==================================================================
                                                         1,140,202
==================================================================

PENNSYLVANIA-4.16%

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of Pittsburgh);
  VRD Series 2002 IDR
  (LOC-Royal Bank of
  Scotland)
  1.70%, 08/01/32(b)(c)       --    VMIG-1     1,000     1,000,000
------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority (Chambersburg
  Hospital Obligation);
  Health Care VRD Series
  2000 IDR
  1.79%, 12/01/24(b)(f)       A-1     Aaa      1,600     1,600,000
------------------------------------------------------------------
Jeannette (City of) School
  District; Refunding
  Unlimited Tax Series 2004
  A GO
  2.00%, 12/15/04(f)          AAA     Aaa        150       150,259
------------------------------------------------------------------

                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Slippery Rock (City of)
  Area School District;
  Unlimited Tax Series 2001
  A GO
  3.75%, 10/01/04(f)          AAA     Aaa    $   150   $   150,000
==================================================================
                                                         2,900,259
==================================================================

SOUTH CAROLINA-1.22%

Bennettsville (City of)
  Combined Utilities
  System; Refunding &
  Improvement Series 2004
  RB
  2.00%, 02/01/05(f)          AAA     Aaa        290       290,865
------------------------------------------------------------------
Dorchester (County of);
  Waterworks & Sewer System
  Refunding & Improvement
  Series 2003 RB
  2.00%, 10/01/04(f)          AAA     Aaa        560       560,000
==================================================================
                                                           850,865
==================================================================

TENNESSEE-2.08%

Hawkins (County of)
  Industrial Development
  Board (Leggett & Platt
  Inc.); Refunding VRD
  Series 1998 B IDR
  (LOC-Wachovia Bank N.A.)
  1.84%, 10/01/27(b)(c)(h)    --      --       1,450     1,450,000
==================================================================

TEXAS-6.08%

Austin (City of); Refunding
  Utility System Series
  1997 A RB
  5.75%, 11/15/04(f)          AAA     Aaa        100       100,547
------------------------------------------------------------------
Austin (City of); Utility
  System Series 1996 RB
  6.38%, 11/15/04(f)          AAA     Aaa        180       181,133
------------------------------------------------------------------
Carrollton & Farmers Branch
  (Cities of) Independent
  School District;
  Unlimited Tax Series 1995
  GO
  5.00%, 02/15/05(d)(g)       AAA     Aaa        500       507,235
------------------------------------------------------------------
Harris (County of)
  (Criminal Justice
  Center); Limited Tax
  Series 1996 GO
  7.50%, 10/01/04             AA+     Aa1        150       150,000
------------------------------------------------------------------
Harris (County of);
  Permanent Improvement
  Limited Tax Series 1984 C
  GO
  9.00%, 12/01/04(d)          NRR     Aaa        300       303,890
------------------------------------------------------------------
Humble (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2002
  A GO (CEP-Texas Permanent
  School Fund)
  3.00%, 02/15/05             AAA     Aaa        500       503,604
------------------------------------------------------------------
Socorro (City of)
  Independent School
  District; Unlimited Tax
  Series 2004 GO (CEP-Texas
  Permanent School Fund)
  3.00%, 08/15/05             AAA     --         385       389,420
------------------------------------------------------------------


                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Tarrant (County of) College
  District; Refunding
  Limited Tax Series 2001 A
  GO
  4.75%, 02/15/05             AAA     Aaa    $   375   $   380,008
------------------------------------------------------------------
Texas (State of) Public
  Financing Authority;
  Unlimited Tax Series 1994
  B GO
  5.75%, 10/01/04(d)(g)       NRR     Aaa        590       590,000
------------------------------------------------------------------
Texas (State of) University
  Financing Systems; Series
  2001 RB
  4.25%, 03/15/05(f)          AAA     Aaa        200       202,599
------------------------------------------------------------------
Texas (State of); Series
  2004 TRAN 3.00%, 08/31/05  SP-1+   MIG-1       670       678,442
------------------------------------------------------------------
Wichita Falls (City of)
  Independent School
  District; Refunding
  Unlimited Series 1998 GO
  (CEP-Texas Permanent
  School District)
  5.00%, 02/01/05             --      Aaa        250       253,019
==================================================================
                                                         4,239,897
==================================================================

VERMONT-2.51%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric VRD
  Series 1984 IDR
  (LOC-Royal Bank of
  Scotland)
  1.40%, 12/01/13(c)(e)      A-1+     --       1,755     1,755,000
==================================================================

VIRGINIA-1.02%

Hampton (City of);
  Unlimited Tax Series 1995
  GO
  6.00%, 01/15/05(d)(g)       NRR     NRR        200       206,856
------------------------------------------------------------------
Virginia (State of) Public
  School Authority;
  Refunding School
  Financing Series 1997 D
  RB
  3.00%, 02/01/05             AA+     Aa1        500       502,645
==================================================================
                                                           709,501
==================================================================

WASHINGTON-2.32%

Clark (County of) Public
  Utility District No. 001;
  Refunding Electric Series
  2002 IDR
  5.00%, 01/01/05(f)          AAA     Aaa        300       302,873
------------------------------------------------------------------
Issaquah (City of);
  Refunding Water Series
  2003 RB
  2.00%, 12/01/04(f)          --      Aaa        200       200,248
------------------------------------------------------------------
King (County of) School
  District No. 409
  (Tahoma); Refunding
  Unlimited Tax Series 2004
  GO
  2.00%, 12/01/04(f)          --      Aaa        300       300,471
------------------------------------------------------------------

                               RATINGS(a)      PAR       MARKET
                              S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Snohomish (County of)
  Public Utility District
  No. 001; Refunding Water
  Series 2002 RB
  2.70%, 12/01/04(f)          AAA     Aaa    $   100   $   100,256
------------------------------------------------------------------
Snohomish (County of);
  Limited Tax Series 1995
  GO
  5.75%, 12/01/04(d)(g)       AAA     Aaa        150       151,154
------------------------------------------------------------------
Tacoma (City of)
  Metropolitan Park
  District; Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/04(f)          AAA     Aaa        350       350,503
------------------------------------------------------------------
University of Washington
  Housing & Dining System;
  Refunding Series 2004 RB
  2.00%, 12/01/04(f)          AAA     Aaa        215       215,320
==================================================================
                                                         1,620,825
==================================================================

WISCONSIN-3.23%

Milwaukee (City of) Area
  Technical College
  District; Promissory
  Notes Unlimited Tax
  Series 2003-04 F GO
  3.00%, 12/01/04             --      Aa2        540       541,382
------------------------------------------------------------------
Racine (City of) Unified
  School District;
  Promissory Notes
  Unlimited Tax Series 2004
  GO
  2.50%, 04/01/05(f)          --      Aaa        490       492,259
------------------------------------------------------------------
Sun Prairie (City of) Area
  School District;
  Refunding Unlimited Tax
  Series 2004 A GO
  2.00%, 03/01/05(f)          --      Aaa        150       150,491
------------------------------------------------------------------
West Bend (City of);
  Promissory Notes
  Unlimited Tax Series 2004
  GO
  2.00%, 03/01/05(f)          --      Aaa        190       190,638
------------------------------------------------------------------
Wisconsin (State of) School
  Districts Cash Flow
  Management Program; Tax
  3rd Series 2004 A COP
  (LOC-U.S. Bank N.A.)
  3.00%, 09/20/05(h)          --      --         500       506,292
------------------------------------------------------------------
Wisconsin (State of);
  Refunding Unlimited Tax
  3rd Series 2003 GO
  1.25%, 11/01/04             AA-     Aa3        375       375,000
==================================================================
                                                         2,256,062
==================================================================
TOTAL INVESTMENTS-101.51%
  (Cost $70,834,922)(k)                                 70,834,922
==================================================================
OTHER ASSETS LESS
  LIABILITIES-(1.51%)                                   (1,053,489)
==================================================================
NET ASSETS-100.00%                                     $69,781,433
__________________________________________________________________
==================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sub.  - Subordinated
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (h) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2004.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2004 represented 4.16% of the Fund's net assets. This security is not considered to be illiquid.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.
(k) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $70,834,922)                                  $70,834,922
-----------------------------------------------------------
Cash                                                    726
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  239,061
-----------------------------------------------------------
  Interest                                          276,521
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,598
-----------------------------------------------------------
Other assets                                         24,486
===========================================================
    Total assets                                 71,433,314
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,523,172
-----------------------------------------------------------
  Fund shares reacquired                             45,121
-----------------------------------------------------------
  Dividends                                           1,174
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            62,030
-----------------------------------------------------------
Accrued distribution fees                             4,118
-----------------------------------------------------------
Accrued transfer agent fees                             111
-----------------------------------------------------------
Accrued operating expenses                           16,155
===========================================================
    Total liabilities                             1,651,881
===========================================================
Net assets applicable to shares outstanding     $69,781,433
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $69,759,901
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $69,781,433
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $51,911,278
___________________________________________________________
===========================================================
Investor Class                                  $17,870,155
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          51,904,101
___________________________________________________________
===========================================================
Investor Class                                   17,894,956
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share for each class                      $      1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $538,389
======================================================================

EXPENSES:

Advisory fees                                                  154,984
----------------------------------------------------------------------
Administrative services fees                                    25,068
----------------------------------------------------------------------
Custodian fees                                                   2,207
----------------------------------------------------------------------
Distribution fees -- Class A                                    85,162
----------------------------------------------------------------------
Transfer agent fees                                             37,131
----------------------------------------------------------------------
Trustees' fees and retirement benefits                           6,147
----------------------------------------------------------------------
Registration and filing fees                                    35,554
----------------------------------------------------------------------
Other                                                           37,481
======================================================================
    Total expenses                                             383,734
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (59,328)
----------------------------------------------------------------------
    Net expenses                                               324,406
======================================================================
Net investment income                                          213,983
======================================================================
Net increase in net assets resulting from operations          $213,983
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2004            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    213,983     $   349,335
==========================================================================================
    Net increase in net assets resulting from operations           213,983         349,335
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (155,850)       (306,807)
------------------------------------------------------------------------------------------
  Investor Class                                                   (58,133)        (42,557)
==========================================================================================
    Decrease in net assets resulting from distributions           (213,983)       (349,364)
==========================================================================================
Share transactions-net:
  Class A                                                      (23,635,534)      9,205,234
------------------------------------------------------------------------------------------
  Investor Class                                                (2,298,677)     20,168,381
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,934,211)     29,373,615
==========================================================================================
    Net increase (decrease) in net assets                      (25,934,211)     29,373,586
==========================================================================================

NET ASSETS:

  Beginning of period                                           95,715,644      66,342,058
==========================================================================================
  End of period (including undistributed net investment
    income of $21,532 and $21,532, respectively)              $ 69,781,433     $95,715,644
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A and Investor Class shares to 0.77% and 0.67% of average daily net assets, respectively through November 2, 2004. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $7,825 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $25,068 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $37,131, AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A shares paid $34,065 after AIM Distributors waived Plan fees of $51,097.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $406 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $406.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $1,444 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of September 30, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers two different classes of shares: Class A shares and Investor Class shares. Class A shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     SEPTEMBER 30,                     MARCH 31,
                                                                         2004                            2004
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      26,053,307    $ 26,053,307     113,505,979    $ 113,505,979
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             6,295,901       6,295,901      17,037,545       17,037,545
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                         125,106         125,106         238,643          238,643
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                                56,170          56,170          40,055           40,055
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Investor Class                                                       --              --      22,988,184       22,962,932
==========================================================================================================================
Reacquired:
  Class A                                                     (49,813,947)    (49,813,947)   (104,539,388)    (104,539,388)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (8,650,748)     (8,650,748)    (19,872,151)     (19,872,151)
==========================================================================================================================
                                                              (25,934,211)   $(25,934,211)     29,398,867    $  29,373,615
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are three individuals that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 29% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Tax-Free Money Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Tax-Free Money Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 22,988,184 shares of the Fund for 22,988,184 shares of INVESCO Tax-Free Money Fund outstanding as of the close of business on October 31, 2003. INVESCO Tax-Free Money Fund's net assets at that date of $22,962,932, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $82,488,165.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2004             2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.002            0.004       0.01       0.02       0.04       0.03
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                     (0.002)          (0.004)     (0.01)     (0.02)     (0.04)     (0.03)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.24%            0.41%      0.77%      1.84%      3.76%      3.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $51,911          $75,547    $66,342    $54,996    $63,480    $60,440
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.76%(b)         0.76%      0.79%      0.79%      0.76%      0.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.92%(b)         0.91%      0.94%      0.94%      0.91%      0.95%
=================================================================================================================================
Ratio of net investment income to average net assets            0.46%            0.40%      0.76%      1.85%      3.68%      2.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $67,943,376.

                                                                            INVESTOR CLASS
                                                              ------------------------------------------
                                                               SIX MONTHS           SEPTEMBER 30, 2003
                                                                  ENDED           (DATE SALES COMMENCED)
                                                              SEPTEMBER 30,            TO MARCH 31,
                                                                  2004                     2004
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00                 $  1.00
--------------------------------------------------------------------------------------------------------
Net investment income                                              0.003                   0.002
--------------------------------------------------------------------------------------------------------
Less dividends from net investment income                         (0.003)                 (0.002)
========================================================================================================
Net asset value, end of period                                   $  1.00                 $  1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                     0.29%                   0.23%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $17,870                 $20,169
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                             0.66%(b)(c)             0.67%(d)
========================================================================================================
Ratio of net investment income to average net assets                0.56%                   0.49%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $20,376,650.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements were 0.67% (annualized).
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

BOARD OF TRUSTEES                   OFFICERS                              OFFICE OF THE FUND

Bruce L. Crockett, Chair            Robert H. Graham                      11 Greenway Plaza
                                    President                             Suite 100
Bob R. Baker                                                              Houston, TX 77046-1173
                                    Mark H. Williamson
Frank S. Bayley                     Executive Vice President              INVESTMENT ADVISOR

James T. Bunch                      Lisa O. Brinkley                      A I M Advisors, Inc.
                                    Senior Vice President and             11 Greenway Plaza
Albert R. Dowden                    Chief Compliance Officer              Suite 100
                                                                          Houston, TX 77046-1173
Edward K. Dunn, Jr.                 Kevin M. Carome
                                    Senior Vice President,                TRANSFER AGENT
Jack M. Fields                      Secretary and Chief Legal Officer
                                                                          AIM Investment Services, Inc.
Carl Frischling                     Sidney M. Dilgren                     P.O. Box 4739
                                    Vice President and Treasurer          Houston, TX 77210-4739
Robert H. Graham
                                    Robert G. Alley                       CUSTODIAN
Gerald J. Lewis                     Vice President
                                                                          The Bank of New York
Prema Mathai-Davis                  Stuart W. Coco                        2 Hanson Place
                                    Vice President                        Brooklyn, NY 11217-1431
Lewis F. Pennock
                                    Karen Dunn Kelley                     COUNSEL TO THE FUND
Ruth H. Quigley                     Vice President
                                                                          Ballard Spahr
Louis S. Sklar                      Edgar M. Larsen                       Andrews & Ingersoll, LLP
                                    Vice President                        1735 Market Street, 51(st) Floor
Larry Soll                                                                Philadelphia, PA 19103-7599

Mark H. Williamson                                                        COUNSEL TO THE TRUSTEES

                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                          919 Third Avenue
                                                                          New York, NY 10022-3852

                                                                          DISTRIBUTOR

                                                                          A I M Distributors, Inc.
                                                                          11 Greenway Plaza
                                                                          Suite 100
                                                                          Houston, TX 77046-1173

             DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                AIM Global Equity Fund(6)                       AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund                         AIM Money Market Fund
AIM Core Stock Fund(1)                      AIM International Core Equity Fund(1)           AIM Short Term Bond Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund(7)     AIM Total Return Bond Fund
AIM Diversified Dividend Fund               AIM International Growth Fund                 Premier U.S. Government Money Portfolio(1)
AIM Dynamics Fund(1)                          AIM Trimark Fund
AIM Emerging Growth Fund                                                                  TAX-FREE
AIM Large Cap Basic Value Fund                            SECTOR EQUITY
AIM Large Cap Growth Fund                                                                 AIM High Income Municipal Fund
AIM Libra Fund                              AIM Advantage Health Sciences Fund(1)         AIM Municipal Bond Fund
AIM Mid Cap Basic Value Fund                AIM Energy Fund(1)                            AIM Tax-Exempt Cash Fund
AIM Mid Cap Core Equity Fund(2)             AIM Financial Services Fund(1)                AIM Tax-Free Intermediate Fund
AIM Mid Cap Growth Fund                     AIM Global Health Care Fund
AIM Mid Cap Stock Fund(1)                   AIM Gold & Precious Metals Fund(1)                    AIM ALLOCATION SOLUTIONS
AIM Opportunities I Fund                    AIM Health Sciences Fund(1)
AIM Opportunities II Fund                   AIM Leisure Fund(1)                           AIM Aggressive Allocation Fund
AIM Opportunities III Fund                  AIM Multi-Sector Fund(1)                      AIM Conservative Allocation Fund
AIM Premier Equity Fund                     AIM Real Estate Fund                          AIM Moderate Allocation Fund
AIM S&P 500 Index Fund(1)                   AIM Technology Fund(1)
AIM Select Equity Fund                      AIM Utilities Fund(1)
AIM Small Cap Equity Fund(3)
AIM Small Cap Growth Fund(4)                =======================================================================================
AIM Small Company Growth Fund(1)            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Total Return Fund*(1)                   AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
AIM Trimark Endeavor Fund                   OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Trimark Small Companies Fund            =======================================================================================
AIM Weingarten Fund

* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

   If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc. A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

AIMinvestments.com                 TEC-SAR-1            A I M Distributors, Inc.

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management           --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                  AIM TAX-FREE INTERMEDIATE FUND
                          Semiannual Report to Shareholders o September 30, 2004


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM TAX-FREE INTERMEDIATE FUND seeks to generate as high a level of tax-exempt income as is consistent with preservation of capital.

o Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          reflect sales charges. Performance of an      A description of the policies and
                                             index of funds reflects fund expenses;        procedures that the fund uses to
o Class A shares were closed to new          performance of a market index does not.       determine how to vote proxies relating
investors 10/30/02.                                                                        to portfolio securities is available
                                             OTHER INFORMATION                             without charge, upon request, from our
About indexes used in this report                                                          Client Services department at
                                             o The Bond Market Association(R) is the       800-959-4246 or on the AIM Web site,
o The unmanaged Lehman Municipal Bond        trade association representing the            AIMinvestments.com. On the home page,
Index, which represents the performance      estimated $44 trillion worldwide debt         scroll down and click on AIM Funds Proxy
of investment-grade municipal bonds, is      markets.                                      Policy. The information is also
compiled by Lehman Brothers, a global                                                      available on the Securities and Exchange
investment bank.                             o The average credit quality of the           Commission's Web site, sec.gov.
                                             fund's holdings as of the close of the
o The unmanaged Lehman High Yield Index,     reporting period represents the weighted      Information regarding how the fund voted
which represents the performance of          average quality rating of the securities      proxies related to its portfolio
high-yield debt securities, is compiled      in the portfolio as assigned by               securities during the 12 months ended
by Lehman Brothers, a global investment      Nationally Recognized Statistical Rating      6/30/04 is available at our Web site. Go
bank.                                        Organizations based on assessment of the      to AIMinvestments.com, access the About
                                             credit quality of the individual              Us tab, click on Required Notices and
o The unmanaged Lehman U.S. Aggregate        securities.                                   then click on Proxy Voting Activity.
Bond Index, which represents the U.S.                                                      Next, select your fund from the
investment-grade fixed-rate bond market      o U.S. Treasury securities such as            drop-down menu.
(including government and corporate          bills, notes and bonds offer a high
securities, mortgage pass-through            degree of safety, and they guarantee the      Beginning with fiscal periods ending
securities and asset-backed securities),     payment of principal and any applicable       after December 31, 2004, the fund files
is compiled by Lehman Brothers, a global     interest if held to maturity. Fund            its complete schedule of portfolio
investment bank.                             shares are not insured, and their value       holdings with the Securities and
                                             and yield will vary with market               Exchange Commission ("SEC") for the
o The unmanaged Lipper Intermediate          conditions.                                   first and third quarters of each fiscal
Municipal Debt Fund Index represents an                                                    year on Form N-Q. The fund's Form N-Q
average of the 30 largest intermediate-      o The returns shown in the Management's       filings are available on the SEC's
term municipal-bond funds tracked by         Discussion of Fund Performance are based      website at http://www.sec.gov. Copies of
Lipper, Inc., an independent mutual          on net asset values calculated for            the fund's Forms N-Q may be reviewed and
fund performance monitor.                    shareholder transactions. Generally           copied at the SEC's Public Reference
                                             accepted accounting principles require        Room at 450 Fifth Street, N.W.,
o The unmanaged Merrill Lynch 3-7 Year       adjustments to be made to the net assets      Washington, D.C. 20549-0102. You can
Municipal Index is a domestic bond index     of the fund at period end for financial       obtain information on the operation of
that holds investment-grade municipal        reporting purposes, and as such, the net      the Public Reference Room, including
bonds with maturities that range between     asset values for shareholder                  information about duplicating fee
three and seven years.                       transactions and the returns based on         charges, by calling 1-202-942-8090 or by
                                             those net asset values may differ from        electronic request at the following
o The unmanaged Standard & Poor's            the net asset values and returns              E-mail address: publicinfo@sec.gov. The
Composite Index of 500 Stocks (the S&P       reported in the Financial Highlights.         SEC file numbers for the fund are
500--Registered Trademark-- Index) is                                                      811-7890 and 33-66242. The fund's most
an index of common stocks frequently                                                       recent portfolio holdings, as filed on
used as a general measure of U.S. stock                                                    Form N-Q, are also available at
market performance.

o The fund is not managed to track the
www.aiminvestments.com. performance of
any particular index, including the
indexes defined here, and consequently,
the performance of the fund may deviate
significantly from the performance of
the indexes.

o A direct investment cannot be made in
an index. Unless otherwise indicated,
index results include reinvested
dividends, and they do not


================================================================================
This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.
================================================================================

=================================================
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
=================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           NEW BOARD CHAIRMAN
ROBERT H.
GRAHAM]             It is my pleasure to introduce you to Bruce Crockett, the
                    new Chairman of the Board of Trustees of the AIM Funds. It
ROBERT H.           has been my honor to have served as Chairman of the Board of
GRAHAM              Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the
[PHOTO OF           U.S. Securities and Exchange Commission recently adopted a
BRUCE L.            rule requiring that an independent fund trustee, meaning a
CROCKETT]           trustee who is not an officer of the fund's investment
                    advisor, serve as chairman of the funds' board. In addition,
BRUCE L.            a similar provision was included in the terms of AIM
CROCKETT            Advisors' recent settlements with certain regulators.
                    Accordingly, the AIM Funds' board recently elected Mr.
Crockett, one of the 14 independent trustees on the AIM Funds' board, as Chairman. His appointment became effective on October 4. I will remain on the funds' board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

   Mr. Crockett has been a member of the AIM Funds' board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds' board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

MARKET CONDITIONS DURING THE REPORTING PERIOD

   Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

   In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

YOUR FUND

   In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

   AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman
AIM Management Group Inc.
November 3, 2004

*Average annual total return September 30, 1979, to September 30, 2004. Source:
 Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND'S SHORTER DURATION INTENDED TO                                                           Last year, many issuers sought to
PROTECT PRINCIPAL                                                                          issue bonds before interest rates rose,
                                                                                           and many, seeking to issue low interest
For the six months ended September 30,       Federal Reserve (the Fed), acting on          rate debt, already seem to have done so.
2004, both share classes of AIM Tax-Free     evidence that economic conditions were        Also, Lehman Brothers reported that
Intermediate Fund delivered positive         generally improving, and that inflation       higher tax receipts, coupled with better
returns to shareholders. For the             was increasing, raised its key federal        expense management, reduced state and
reporting period, the fund's Class A         funds target rate during the reporting        local governments' need to tap the
shares returned 0.52% at net asset           period. In three widely anticipated           capital markets.
value. (Performance shown at NAV does        moves, the Fed raised the target rate
not include front-end sales charges          from 1.00% in June to 1.75% in                   Individual tax revenue received by
which would have reduced the                 September. In its September Beige Book,       state governments rose by 15.6% from the
performance.) Results for the fund's         the Fed reported that "Federal Reserve        second quarter of 2003 to the second
Class A3 shares, and for the fund's          Banks indicated that economic activity        quarter of 2004, and positive growth was
benchmark indexes, are shown in the          continued to expand in late July and          seen in all 41 states with individual
"Fund vs. Indexes" table on page 3.          August, although several districts            income taxes.
                                             indicated that the pace had slowed since
   For the six-month reporting period,       their last reports."                          YOUR FUND
fund performance trailed that of its
broad market, style-specific and peer        During the reporting period:                  During the reporting period, as always,
group indexes. This was because the                                                        we managed the fund for current income,
fund's duration was shorter than that of     o Yields on short-term bonds rose, with       not total return. While we typically buy
other funds included in its Lipper peer      the shortest-term issues rising the           bonds with the intention of holding them
group and of its benchmark indexes. This     most, in reaction to the aforementioned       to maturity, we had to sell some
reduced total return but was intended to     Fed activity. Longer-term bonds remained      holdings as investors exited the fund.
enhance safety of principal.                 steady, as inflation expectations             During the reporting period, many bond
                                             remained tame.                                funds, including many municipal bond
   Information about the 30-day                                                            funds, experienced a decline in their
distribution rate and the 30-day SEC         o The Treasury yield curve flattened          total net assets as some investors,
yield, and their taxable equivalents,        much more than the municipal bond yield       concerned about rising interest rates,
for the fund's two share classes can be      curve, which remained steep.                  redeemed their shares. When we had to
found in the "Fund Provides Current                                                        sell holdings, we were careful to sell
Income" table on page 3.                     o Most longer-term bond funds                 our lower-yielding issues. At the close
                                             outperformed most intermediate- and           of the reporting period, the average
MARKET CONDITIONS                            short-term bond funds.                        coupon of the fund's holdings was 5.38%,
                                                                                           up slightly from 5.15% at the beginning
The U.S. economy showed strength during         Municipal securities issuance totaled      of the reporting period.
the reporting period covered by this         $212 billion in the first half of 2004,
report. Generally positive economic news     down 12.8% from year-ago levels,                 We continued to manage the fund
was balanced by geopolitical                 according to The Bond Market                  conservatively and as a true
uncertainty, terrorism concerns and          Association. First-quarter issuance was       intermediate-term fund. As such, we
soaring oil prices. The U.S.                 virtually unchanged from year-ago             maintained the fund's relatively short
                                             levels, but second-quarter                    weighted average maturity (WAM) and
                                             year-over-year issuance fell                  duration. While doing so may have
                                             significantly. The volume of refunding        reduced the fund's total return for the
                                             activity declined by 13.3% from the
                                             first half of 2003 to the first half of
                                             2004.


====================================================================================================================================

TOP FIVE HOLDINGS                                                                       PORTFOLIO COMPOSITION
                                                                            % OF        By credit quality
ISSUER                                       COUPON         MATURITY       NET ASSETS

1. District of Columbia                      5.50%          6/1/2009         4.3        [PIE CHART]

2. New Jersey (State of)                                                                AA                                   15.5%
   Transportation Trust Fund Authority       5.50           6/15/2010        2.3
                                                                                        A                                     8.0%
3. Chicago (City of)                         6.50           12/1/2008        2.3
                                                                                        Not Rated/Other                       0.7%
4. Energy Northwest                          5.50           7/1/2011         2.2
                                                                                        AAA                                  75.8%
5. Harris (County of) Health Facilities
   Development Corp.                         5.50           6/1/2009         1.6

The fund's holdings are subject to change, and
there is no assurance that the fund will continue                                       Sources for Credit Quality Ratings: Moody's,
to hold any particular security.                                                        Standard & Poor's and Fitch

====================================================================================================================================

reporting period, we believe it will         with as high a level of tax-exempt                             RICHARD A. BERRY
better protect the fund's net asset          income as was consistent with the                              Mr. Berry, Chartered
value should interest rates rise.            preservation of capital. We did this by       [BERRY           Financial Analyst, is
                                             investing in a diversified portfolio of       PHOTO]           co-manager of AIM
   As of September 30, 2004, the fund's      highly rated, intermediate-term                                Tax-Free Intermediate
WAM stood at 4.66 years and its duration     municipal securities with maturities of                        Fund. He joined AIM in
stood at 3.76 years. We do not manage        101/2 years or less.                          1987 and has been in the financial
the fund to achieve a desired duration;                                                    industry since 1968. Mr. Berry has been
rather, we adjust its duration to reduce     The views and opinions expressed in           president and director of the Dallas
risk. Duration measures a bond fund's        Management's Discussion of Fund               Association of Investment Analysts and
sensitivity to interest rate changes.        Performance are those of A I M Advisors,      chairman of the board of regents of the
Since bond yields and prices move            Inc. These views and opinions are             Financial Analysts Seminar. He received
inversely, rising interest rates lower       subject to change at any time based on        both a B.B.A. and an M.B.A. from Texas
the value of the bonds in a fund's           factors such as market and economic           Christian University.
portfolio. The longer a fund's duration,     conditions. These views and opinions may
the more its net asset value declines        not be relied upon as investment advice
when interest rates rise.                    or recommendations, or as an offer for a                       STEPHEN D. TURMAN
                                             particular security. The information is                        Mr. Turman, Chartered
   Our management style offered              not a complete analysis of every aspect       [TURMAN          Financial Analyst, is
shareholders several potential benefits.     of any market, country, industry,             PHOTO]           co-manager of AIM
For instance, as of the close of the         security or the fund. Statements of fact                       Tax-Free Intermediate
reporting period:                            are from sources considered reliable,                          Fund. He has been in
                                             but A I M Advisors, Inc. makes no             the investment industry since 1983 and
o The fund held no bonds subject to the      representation or warranty as to their        joined AIM in 1985. Mr. Turman received
alternative minimum tax (AMT), while         completeness or accuracy. Although            a B.B.A. in finance from The University
other funds in our Lipper index held AMT     historical performance is no guarantee        of Texas at Arlington.
bonds. As a result, the fund generated       of future results, these insights may
tax-free income even for higher income       help you understand our investment            Assisted by the Municipal Bond Team
investors who may be subject to the AMT.     management philosophy.

o The fund's portfolio included no bonds           See important fund and index
with maturities of over 101/2 years,              disclosures inside front cover.
while other funds in our Lipper category
held bonds with maturities of 10 years
or longer, which inherently have a
greater potential to lose value should
interest rates rise.

o While our fund maintained an average
credit quality rating of AA+, a number
of funds in our Lipper category had
average credit qualities of BBB or
lower.                                                                                               [RIGHT ARROW GRAPHIC]

IN CLOSING                                                                                 FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
During the six-month reporting period,                                                     TURN TO PAGE 5.
we were pleased to be able to provide
investors


================================================================================          ========================================

FUND PROVIDES CURRENT INCOME                                                              FUND VS. INDEXES

                   30-Day         Taxable Equivalent    30-Day      Taxable Equivalent    TOTAL RETURNS 3/31/04-9/30/04, EXCLUDING
                   Distribution   30-Day Distribution   SEC Yield   SEC 30-Day Yield      APPLICABLE FRONT-END OR CONTINGENT
                   Rate           Rate                                                    DEFERRED SALES CHARGES. IF SALES CHARGES
                                                                                          WERE INCLUDED, RETURNS WOULD BE LOWER.
CLASS A SHARES     4.08%          6.28%                 2.29%       3.52%
                                                                                          CLASS A SHARES                      0.52%
CLASS A3 SHARES    3.75           5.77                  1.97        3.03
                                                                                          CLASS A3 SHARES                     0.34
Taxable equivalent calculations assume the highest federal income tax rate in
effect on September 30, 2004--35%. Income may be subject to some state and local          LEHMAN MUNICIPAL BOND INDEX
taxes.                                                                                    (BROAD MARKET INDEX)                1.43
================================================================================
   The fund's 30-day distribution rate       Commission. The formula is based on the      MERRILL LYNCH 3-7 YEAR MUNICIPAL
reflects its most recent monthly             portfolio's potential earnings from          INDEX (STYLE-SPECIFIC INDEX)        0.77
dividend distribution multiplied by 12       dividends, interest and
and divided by the most recent month-end     yield-to-maturity or yield-to-call of        LIPPER INTERMEDIATE MUNICIPAL DEBT
maximum offering price. The                  the bonds in the portfolio, net of all       FUND INDEX (PEER GROUP INDEX)       0.96
taxable-equivalent 30-day distribution       expenses, calculated at maximum offering
rate is calculated in the same manner as     price, and annualized. The                   Source: Lipper, Inc.
the 30-day distribution rate, with an        taxable-equivalent 30-day yield is           ========================================
adjustment for a stated, assumed tax         calculated in the same manner as the         NUMBER OF BOND HOLDINGS              207
rate.                                        30-day SEC yield, with an adjustment for     AVERAGE QUALITY RATING               AA+
                                             a stated, assumed tax rate.                  WEIGHTED AVERAGE MATURITY     4.66 YEARS
   The 30-day SEC yield is calculated                                                     AVERAGE DURATION              3.76 YEARS
using a formula defined by the                                                            TOTAL NET ASSETS          $396.1 MILLION
Securities and Exchange

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,        use this information to compare the
                                             to estimate the expenses that you paid        ongoing costs of investing in the fund
As a shareholder of the fund, you incur      over the period. Simply divide your           and other funds. To do so, compare this
two types of costs: (1) transaction          account value by $1,000 (for example, an      5% hypothetical example with the 5%
costs, which may include sales charges       $8,600 account value divided by $1,000 =      hypothetical examples that appear in the
(loads) on purchase payments; contingent     8.6), then multiply the result by the         shareholder reports of the other funds.
deferred sales charges on redemptions;       number in the table under the heading
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During            Please note that the expenses shown
ongoing costs, including management          Period" to estimate the expenses you          in the table are meant to highlight your
fees; distribution and/or service fees       paid on your account during this period.      ongoing costs only and do not reflect
(12b-1); and other fund expenses. This                                                     any transactional costs, such as sales
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON           charges (loads) on purchase payments,
understand your ongoing costs (in            PURPOSES                                      contingent deferred sales charges on
dollars) of investing in the fund and to                                                   redemptions, and redemption fees, if
compare these costs with ongoing costs       The table below also provides                 any. Therefore, the hypothetical
of investing in other mutual funds. The      information about hypothetical account        information is useful in comparing
example is based on an investment of         values and hypothetical expenses based        ongoing costs only, and will not help
$1,000 invested at the beginning of the      on the fund's actual expense ratio and        you determine the relative total costs
period and held for the entire period,       an assumed rate of return of 5% per year      of owning different funds. In addition,
April 1, 2004 - September 30, 2004.          before expenses, which is not the fund's      if these transactional costs were
                                             actual return. The hypothetical account       included, your costs would have been
ACTUAL EXPENSES                              values and expenses may not be used to        higher.
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may                               [ARROW
expenses. You may use the information in                                                    BUTTON      For More Information Visit
this table,                                                                                 IMAGE]          AIMinvestments.com

===================================================================================================================================

                                                            ACTUAL                                     HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)


                        BEGINNING             ENDING                    EXPENSES            ENDING                    EXPENSES
                      ACCOUNT VALUE        ACCOUNT VALUE               PAID DURING      ACCOUNT VALUE                PAID DURING
                        (4/1/04)           (9/30/04)(1)                 PERIOD(2)         (9/30/04)                  PERIOD(2)
Class A                $   1,000.00       $   1,005.20                 $   2.06         $   1,023.01                  $   2.08
Class A3                   1,000.00           1,003.40                     3.82             1,021.26                      3.85

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30,
2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to
September 30, 2004 was 0.52% and 0.34% for Class A and A3 shares, respectively. (2) Expenses are equal to the fund's annualized expense ratio (0.41% and 0.76% for Class A and A3 shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

====================================================================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your fund's long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                      The performance data quoted represent       Class A share performance reflects
                                             past performance and cannot guarantee         the maximum 1.00% sales charge. Class A3
As of 9/30/04, including applicable          comparable future results; current            shares do not have a front-end sales
sales charges                                performance may be lower or higher.           charge or a CDSC; therefore, performance
                                             Please visit AIMinvestments.com for the       quoted is at net asset value. The
CLASS A SHARES                               most recent month-end performance.            performance of the fund's share classes
Inception (5/11/87)                5.83%     Performance figures reflect reinvested        will differ due to different sales
  10 Years                         5.27      distributions, changes in net asset           charge structures and class expenses.
   5 Years                         5.30      value and the effect of the maximum
   1 Year                          0.93      sales charge unless otherwise stated.             Had the transfer agent not waived
                                             Investment return and principal value         fees and/or reimbursed expenses in the
CLASS A3 SHARES                              will fluctuate so that you may have a         past for the fund's Class A shares,
  10 Years                         5.00%     gain or loss when you sell shares.            performance would have been lower.
   5 Years                         5.12
   1 Year                          1.59          The inception date of Class A3
                                             shares is 10/31/02. Returns since that
                                             date are historical returns. All other
                                             returns are the blended returns of the
                                             historical performance of the fund's
                                             Class A3 shares since their inception
                                             and the restated historical performance
                                             of the fund's Class A shares (for
                                             periods prior to the inception of Class
                                             A3 shares) at net asset value, adjusted
                                             to reflect the higher Rule 12b-1 fees
                                             applicable to Class A3 shares.
====================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 9/30/04

AIM TAX-FREE INTERMEDIATE FUND


====================================================================================================================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 9/30/04                     indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class        10 Years                        5.37%       those shown. All returns assume
shareholders with a performance overview        5 Years                        5.51        reinvestment of distributions at net
specific to their holdings.                     1 Year                         1.95        asset value. Investment return and
Institutional Class shares are offered          6 Months*                      0.50        principal value will fluctuate so your
exclusively to institutional investors,                                                    shares, when redeemed, may be worth more
including defined contribution plans         *Cumulative total return that has not         or less than their original cost. See
that meet certain criteria.                  been annualized.                              full report for information on
                                                                                           comparative benchmarks. Please consult
                                             Institutional Class shares' inception         your fund prospectus for more
                                             date is 7/30/04. Returns since that date      information. For the most current
                                             are historical returns. All other             month-end performance, please call
                                             returns are blended returns of                800-451-4246 or visit
                                             historical Institutional Class share          AIMinvestments.com.
                                             performance and restated Class A share
                                             performance (for periods prior to the
                                             inception date of Institutional Class
                                             shares) at net asset value and reflect
                                             the Rule 12b-1 fees applicable to Class
                                             A shares.

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value. Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             due to differing sales charges and class
                                             expenses.
====================================================================================================================================

                                   Over for information on your fund's expenses.



FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com             TFI-INS-2  9/04          YOUR GOALS. OUR SOLUTIONS.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                         --Registered Trademark--                     --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

====================================================================================================================================
EXAMPLE                                      $1,000 (for example, an $8,600 account        To do so, compare this 5% hypothetical
                                             value divided by $1,000 = 8.6), then          example with the 5% hypothetical
As a shareholder of the fund, you incur      multiply the result by the number in the      examples that appear in the shareholder
ongoing costs, including management          table under the heading entitled "Actual      reports of the other funds.
fees; and other fund expenses. This          Expenses Paid During Period" to estimate
example is intended to help you              the expenses you paid on your account            Please note that the expenses shown
understand your ongoing costs (in            during this period.                           in the table are meant to highlight your
dollars) of investing in the fund and to                                                   ongoing costs only. Therefore, the
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           hypothetical information is useful in
of investing in other mutual funds. The      PURPOSES                                      comparing ongoing costs only, and will
example is based on an investment of                                                       not help you determine the relative
$1,000 invested at the beginning of the      The table below also provides                 total costs of owning different funds.
period and held for the entire period,       information about hypothetical account
April 1, 2004-September 30, 2004.            values and hypothetical expenses based
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate the actual ending account
this table, together with the amount you     balance or expenses you paid for the
invested, to estimate the expenses that      period. You may use this information to
you paid over the period. Simply divide      compare the ongoing costs of investing
your account value by                        in the fund and other funds.
====================================================================================================================================

====================================================================================================================================

                                                       ACTUAL                            HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES        ENDING ACCOUNT          EXPENSES
                       VALUE                VALUE            PAID DURING          VALUE              PAID DURING
                     (04/01/04)          (09/30/04)(1)        PERIOD(2)        (09/30/04)             PERIOD(2)

Institutional        $1,000.00             $1,005.00            $2.06          $1,023.01               $2.08
====================================================================================================================================

(1) The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 0.50% for Institutional Class shares. (2) Expenses are equal to the fund's annualized expense ratio of 0.41% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


AIMinvestments.com                   TFI-INS-2  9/04

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2004
(Unaudited)


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.36%

ALABAMA-2.21%

Alabama (State of) Special Care Facilities
  Financing Authority (Birmingham Charity
  Obligated Group); Hospital Series 1997 D RB
  4.95%, 11/01/07(b)(c)(d)                     NRR    Aaa      $   740   $    781,729
-------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
  Series 2001 B GO Wts.
  5.25%, 07/01/10(d)(e)                        AAA    Aaa        1,950      2,177,467
-------------------------------------------------------------------------------------
Jefferson (County of);
  School Limited
  Tax Series 2000 GO Wts.
  5.05%, 02/15/09(d)(e)                        AAA    Aaa        1,000      1,098,630
-------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 A GO Wts.
  5.00%, 04/01/10(d)(e)                        AAA    Aaa        2,925      3,215,921
-------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health Group
  Project); Series 1999 A RB
  5.00%, 07/01/07(d)(e)                        AAA    Aaa        1,000      1,072,340
-------------------------------------------------------------------------------------
  Series 2000 A RB
  5.50%, 07/01/08(d)(e)                        AAA    Aaa          385        426,257
=====================================================================================
                                                                            8,772,344
=====================================================================================

ALASKA-0.37%

Alaska (State of) Housing Finance Corp.;
  Mortgage Series 1997 A-1 RB
  4.90%, 12/01/07(d)(e)                        AAA    Aaa          345        359,086
-------------------------------------------------------------------------------------
Anchorage (City of); Correctional Facilities
  Lease Series 2000 RB
  5.13%, 02/01/09(d)(e)                        AAA    Aaa        1,000      1,099,980
=====================================================================================
                                                                            1,459,066
=====================================================================================

AMERICAN SAMOA-0.74%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/06(d)(e)                        A       --        1,585      1,678,135
-------------------------------------------------------------------------------------
  6.00%, 09/01/07(d)(e)                        A       --        1,150      1,251,971
=====================================================================================
                                                                            2,930,106
=====================================================================================

ARIZONA-1.88%

Arizona (State of) Transportation Board;
  Refunding Highway Sub. Series 1993 A RB
  6.00%, 07/01/08(d)                           AA     Aa2          800        902,064
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Maricopa (County of) Unified School District
  #4 (Mesa Project of 1995); Unlimited Tax
  Series 1998 E GO
  5.00%, 07/01/08(b)(c)(d)                     AAA    Aaa      $ 1,900   $  2,085,573
-------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements Corp.;
  Refunding Wastewater System Jr. Lien Series
  2001 RB
  5.25%, 07/01/11(d)(e)                        AAA    Aaa        3,000      3,385,500
-------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
  Authority (Yuma Regional Medical Center
  Project); Refunding Hospital Series 1997 RB
  5.70%, 08/01/06(d)(e)                        AAA    Aaa        1,000      1,067,340
=====================================================================================
                                                                            7,440,477
=====================================================================================

ARKANSAS-1.24%

Arkansas (State of) Development Finance
  Authority; Correction Facilities Series
  1996 RB
  6.25%, 10/01/06(d)(e)                        AAA    Aaa        1,800      1,950,642
-------------------------------------------------------------------------------------
Little Rock (City of) School District;
  Limited Tax Series 2001 C GO
  5.00%, 02/01/10(d)(e)                        --     Aaa        1,695      1,864,042
-------------------------------------------------------------------------------------
Sebastian (County of) Community Jr. College
  District; Refunding & Improvement Limited
  Tax Series 1997 GO
  5.20%, 04/01/07(b)(d)                        NRR    Aaa        1,000      1,078,330
=====================================================================================
                                                                            4,893,014
=====================================================================================

CALIFORNIA-0.13%

San Francisco (City & County of) Parking
  Authority; Parking Meter Series 1994 RB
  6.75%, 06/01/05(d)(e)                        AAA    Aaa          500        516,945
=====================================================================================

COLORADO-0.56%

Boulder (County of) Open Space Capital
  Improvement Trust Fund; Series 1998 RB
  5.25%, 12/15/09(d)                           AA-     --        1,000      1,093,770
-------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.00%, 06/15/11(d)(e)                        AAA    Aaa        1,000      1,110,830
=====================================================================================
                                                                            2,204,600
=====================================================================================

CONNECTICUT-0.82%

Connecticut (State of) Resource Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Refunding Series 1999 RB
  5.13%, 01/01/09(d)(e)                        AAA    Aaa        1,000      1,094,370
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

New Haven (City of); Unlimited Tax Series
  1997 GO
  6.00%, 02/15/06(d)(e)                        AAA    Aaa      $ 2,050   $  2,166,912
=====================================================================================
                                                                            3,261,282
=====================================================================================

DISTRICT OF COLUMBIA-7.45%

District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/09(d)(e)                        AAA    Aaa          510        564,116
-------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
  Group); Refunding Hospital
  Series 1993 A RB
  5.50%, 08/15/06(b)(d)                        AAA    Aaa          500        533,700
-------------------------------------------------------------------------------------
  Series 1996 A RB
  6.00%, 08/15/06(b)(d)                        AAA    Aaa        1,550      1,668,591
-------------------------------------------------------------------------------------
  Series 1997 A RB
  6.00%, 08/15/07(b)(d)                        AAA    Aaa          500        554,450
-------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.50%, 06/01/09(d)(e)                        AAA    Aaa        1,250      1,398,050
-------------------------------------------------------------------------------------
  Series 1993 B-2 GO
  5.50%, 06/01/07(d)(e)                        AAA    Aaa        3,100      3,366,569
-------------------------------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/10(d)(e)                        AAA    Aaa        1,415      1,593,771
-------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1999 B GO
  5.50%, 06/01/09(b)(d)                        AAA    Aaa          950      1,069,586
-------------------------------------------------------------------------------------
District of Columbia; Unrefunded Unlimited
  Tax Series 1999 B GO
  5.50%, 06/01/09(d)(e)                        AAA    Aaa       15,275     17,084,171
-------------------------------------------------------------------------------------
Washington Convention Center Authority; Sr.
  Lien Dedicated Tax Series 1998 RB
  5.25%, 10/01/09(d)(e)                        AAA    Aaa        1,500      1,682,040
=====================================================================================
                                                                           29,515,044
=====================================================================================

FLORIDA-2.65%

Broward (County of) (Wheelabrator South
  Broward Inc.); Refunding Resource Recovery
  Series 2001 A RB
  5.00%, 12/01/07(d)                           AA-     A3        2,800      3,009,272
-------------------------------------------------------------------------------------
  5.50%, 12/01/08(d)                           AA-     A3        1,700      1,874,607
-------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Lottery Series 2000 B RB
  5.75%, 07/01/10(d)(e)                        AAA    Aaa        1,000      1,145,070
-------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
  Refunding Series 1997 A RB
  5.50%, 10/01/06(d)(e)                        AAA    Aaa        3,000      3,203,130
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE

-------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Village Center Community Development
  District; Refunding Recreational Series
  1998 A RB
  5.50%, 11/01/10(d)(e)                        AAA    Aaa      $ 1,105   $  1,252,042
=====================================================================================
                                                                           10,484,121
=====================================================================================

GEORGIA-1.00%

Dalton (City of); Utilities Series 1999 RB
  5.75%, 01/01/10(d)(e)                        AAA    Aaa        1,015      1,153,548
-------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992
  B GO
  6.30%, 03/01/09(d)                           AAA    Aaa        1,425      1,643,096
-------------------------------------------------------------------------------------
  6.30%, 03/01/10(d)                           AAA    Aaa        1,000      1,170,580
=====================================================================================
                                                                            3,967,224
=====================================================================================

HAWAII-0.29%

Hawaii (State of); Unlimited Tax Series 1993
  CA GO
  5.75%, 01/01/10(d)(e)                        AAA    Aa3        1,000      1,135,460
=====================================================================================

IDAHO-0.03%

Idaho (State of) Housing Agency; Single
  Family Mortgage Sub. Series 1994 D-1 RB
  (CEP-FHA, VA, FmHA)
  5.90%, 07/01/06(d)                           --     Aa2          120        123,398
=====================================================================================

ILLINOIS-6.96%

Chicago (City of) (Central Loop
  Redevelopment); Tax Increment Allocation
  Sub. Series 2000 A RB
  6.50%, 12/01/08(d)(e)                        A       --        8,000      8,959,680
-------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A RB
  5.30%, 01/01/08(d)(e)                        AAA    Aaa        1,000      1,069,560
-------------------------------------------------------------------------------------
Chicago (City of) Park District; Refunding
  Unlimited Tax Series 1995 GO
  6.00%, 01/01/07(d)(e)                        AAA    Aaa        2,000      2,177,000
-------------------------------------------------------------------------------------
Hoffman Estates (Economic Development Project
  Area); Refunding Tax Increment Series 1997
  RB
  5.00%, 11/15/06(d)(e)                        AAA    Aaa        2,500      2,509,400
-------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Refunding Multifamily Housing
  Series 1996 RB (CEP-Federal National
  Mortgage Association)
  5.75%, 06/01/06(c)(d)                        AAA     --        1,370      1,377,069
-------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
  Management Services); Series 1999 COP
  4.90%, 07/01/08(d)(e)                        AAA    Aaa        1,000      1,089,230
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB
  5.50%, 08/15/07(d)(e)                        AAA    Aaa      $ 1,580   $  1,726,529
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); Series 2001 A RB
  5.00%, 02/15/09(d)(e)                        AAA    Aaa        1,000      1,093,130
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB
  5.55%, 10/01/06(b)(d)                        AAA    Aaa          500        536,470
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (The Carle Foundation); Series
  1998 A RB
  5.25%, 07/01/09(d)(e)                        AAA    Aaa        1,000      1,121,150
-------------------------------------------------------------------------------------
Illinois (State of); Refunding First
  Unlimited Tax Series 2001 GO
  5.25%, 10/01/11(d)(e)                        AAA    Aaa        1,790      2,016,972
-------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District #10 (Collinsville School
  Building); Unlimited Tax Series 2001 GO
  5.00%, 02/01/11(d)(e)                        AAA    Aaa        1,150      1,268,278
-------------------------------------------------------------------------------------
McHenry (County of) (Crystal Lake Community)
  Consolidated School District #47; Unlimited
  Tax Series 1999 GO
  5.13%, 02/01/10(d)(e)                        --     Aaa        1,250      1,377,125
-------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series
  2000 RB
  5.25%, 05/01/07(d)(e)                        AAA    Aaa        1,170      1,265,156
=====================================================================================
                                                                           27,586,749
=====================================================================================

INDIANA-1.84%

Indiana (State of) Health Facility Financing
  Authority (Daughters of Charity National
  Health Systems Inc.); Series 1997 D RB
  5.00%, 11/01/07(b)(c)(d)                     NRR    Aaa        2,980      3,181,239
-------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Unrefunded Highway Series 1993 A
  RB
  5.50%, 06/01/07(d)(e)                        AAA    Aaa          855        931,762
-------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 1999 D RB
  5.10%, 01/01/09(d)                           AAA    Aaa          425        464,865
-------------------------------------------------------------------------------------
Richland-Bean Blossom School Building Corp.;
  First Mortgage Series 2001 RB
  5.00%, 07/15/10(b)(d)                        AAA    Aaa        1,045      1,147,734
-------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
  Building Corp.; First Mortgage Series 2002
  RB
  5.00%, 07/15/11(d)(e)                        AAA    Aaa        1,420      1,568,191
=====================================================================================
                                                                            7,293,791
=====================================================================================

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE

-------------------------------------------------------------------------------------

KANSAS-1.51%

Johnson (County of) Water District #1; Series
  2001 RB
  5.00%, 06/01/11(d)                           AAA    Aaa      $ 1,770   $  1,968,523
-------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment
  Project-Area B); Special Obligation Series
  2001 RB
  5.00%, 12/01/09(d)(e)                        AAA    Aaa        1,080      1,191,650
-------------------------------------------------------------------------------------
  5.00%, 12/01/10(d)(e)                        AAA    Aaa          750        830,153
-------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Unlimited Tax Series 2001 GO
  5.50%, 09/01/11(d)(e)                        AAA    Aaa        1,750      1,997,555
=====================================================================================
                                                                            5,987,881
=====================================================================================

KENTUCKY-0.29%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Refunding
  Economic Development Road Series 2001 A RB
  5.50%, 07/01/11(d)(e)                        AAA    Aaa        1,000      1,139,680
=====================================================================================

LOUISIANA-2.39%

Louisiana (State of) Energy & Power Authority
  (Power Project); Refunding Series 2000 RB
  5.75%, 01/01/11(d)(e)                        AAA    Aaa        2,500      2,860,850
-------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1997 A GO
  6.00%, 04/15/07(d)(e)                        AAA    Aaa        5,000      5,485,350
-------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
  Indebtedness Series 2000 RB
  5.50%, 12/01/09(d)(e)                        AAA    Aaa        1,000      1,120,580
=====================================================================================
                                                                            9,466,780
=====================================================================================

MASSACHUSETTS-2.83%

Massachusetts (State of);
  Consumer Lien Limited Tax Series 2000 A GO
  5.75%, 02/01/09(d)                           AA-    Aa2        5,000      5,613,650
-------------------------------------------------------------------------------------
  Refunding Limited Tax Series 1997 A GO
  5.75%, 08/01/08(d)(e)                        AAA    Aaa        5,000      5,611,950
=====================================================================================
                                                                           11,225,600
=====================================================================================

MICHIGAN-3.07%

Detroit (City of); Refunding Unlimited Tax
  Series 1995 B GO
  6.25%, 04/01/09(d)(e)                        AAA    Aaa        4,065      4,201,706
-------------------------------------------------------------------------------------
  Series 1997 B GO
  5.38%, 04/01/10(d)(e)                        AAA    Aaa        1,630      1,798,852
-------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Michigan School Bond Loan
  Program)
  5.50%, 05/01/11(d)                           AA+    Aa1        1,000      1,137,230
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Job Development Authority
  (General Motors Corp.); Series 1984 PCR
  5.55%, 04/01/09(d)                           BBB    Baa1     $ 1,975   $  1,980,431
-------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Refunding Limited Obligation
  Series 1995 CC RB
  4.85%, 09/01/11(c)(d)(e)                     --     Aaa        1,000      1,075,160
-------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP
  5.00%, 02/01/11(d)(e)                        AAA    Aaa          495        548,599
-------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Refunding & Development Tax
  Allocation Series 2001 RB
  5.00%, 11/01/10(d)(e)                        AAA    Aaa        1,265      1,402,240
=====================================================================================
                                                                           12,144,218
=====================================================================================

MINNESOTA-1.16%

Osseo (City of) Independent School District
  #279; Refunding Unlimited Tax Series 2001 B
  GO
  (CEP-Minnesota School District Enhancement
  Program)
  5.00%, 02/01/11(d)                           --     Aa2        1,000      1,094,060
-------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud Hospital
  Obligated Group); Health Care Series 2000 A
  RB
  5.50%, 05/01/06(d)(e)                        --     Aaa          600        632,142
-------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Refunding Series 2001 A RB
  5.50%, 01/01/10(d)(e)                        --     Aaa        1,245      1,403,152
-------------------------------------------------------------------------------------
  5.50%, 01/01/11(d)(e)                        --     Aaa        1,300      1,475,682
=====================================================================================
                                                                            4,605,036
=====================================================================================

MISSISSIPPI-0.45%

Rankin (County of) School District; Unlimited
  Tax Series 2001 GO
  5.00%, 10/01/11(d)(e)                        AAA    Aaa        1,625      1,801,508
=====================================================================================

MISSOURI-0.98%

Missouri (State of) Health & Educational
  Facilities Authority (Freeman Health
  Systems Project); Health Facilities Series
  1998 RB
  4.85%, 02/15/07(d)(e)                        A       --        1,000      1,046,490
-------------------------------------------------------------------------------------
  5.00%, 02/15/08(d)(e)                        A       --          515        546,322
-------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Saint Luke's
  Episcopal-Presbyterian Hospital); Health
  Facilities Series 2001 RB
  5.25%, 12/01/09(d)(e)                        AAA    Aaa        1,000      1,116,820
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE

-------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Educational Facilities Series 2001 RB
  5.00%, 04/01/11(d)(e)                        --     Aaa      $ 1,075   $  1,188,230
=====================================================================================
                                                                            3,897,862
=====================================================================================

NEVADA-0.41%

Nevada (State of); Capital Improvement &
  Cultural Affairs Limited Tax Series 1999 A
  GO
  5.00%, 02/01/10(d)                           AA     Aa2        1,500      1,628,790
=====================================================================================

NEW JERSEY-2.53%

New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10(d)                           A+      A1        8,020      9,008,385
-------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2002 Asset-Backed RB
  5.00%, 06/01/09(d)                           BBB    Baa3       1,000      1,000,760
=====================================================================================
                                                                           10,009,145
=====================================================================================

NEW YORK-6.44%

Nassau (County of); General Improvements
  Unlimited Tax Series 1997 V GO
  5.15%, 03/01/07(d)(e)                        AAA    Aaa        2,500      2,680,950
-------------------------------------------------------------------------------------
New York (City of) Metropolitan
  Transportation Authority (Triborough);
  Series 1999 A COP
  5.00%, 01/01/08(d)(e)                        AAA    Aaa        1,000      1,082,800
-------------------------------------------------------------------------------------
New York (City of); Refunding Unlimited Tax
  Series 1996 D GO
  5.60%, 11/01/05(d)                           A       A2        5,000      5,194,250
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997 RB
  5.50%, 07/01/10(d)(e)                        AAA    Aaa        1,205      1,363,361
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mental Health Services); Series 1997 A RB
  6.00%, 02/15/05(b)(d)                        NRR    NRR          450        457,551
-------------------------------------------------------------------------------------
  6.00%, 02/15/07(b)(c)(d)                     NRR    NRR            5          5,565
-------------------------------------------------------------------------------------
  Unrefunded Series 1997 A RB
  6.00%, 02/15/05(d)                           AA-     A3          550        558,157
-------------------------------------------------------------------------------------
  6.00%, 08/15/07(b)(d)                        NRR    NRR        1,770      1,951,832
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University); Series 1997 RB
  6.00%, 07/01/07(d)(e)                        AAA    Aaa        1,275      1,408,429
-------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Refunding Series 1996 A
  RB
  5.13%, 04/01/10(d)(e)                        AAA    Aaa        5,000      5,365,550
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (State of) Thruway Authority; Series
  1997 D RB
  5.40%, 01/01/10(d)                           AA-    Aa3      $ 5,000   $  5,426,550
=====================================================================================
                                                                           25,494,995
=====================================================================================

NORTH CAROLINA-4.49%

Charlotte (City of); Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10(d)                           AAA    Aaa        5,000      5,481,600
-------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Refunding Power System Series
  1993 B RB
  7.00%, 01/01/08(d)(e)                        AAA    Aaa        1,000      1,141,460
-------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency #1 (Catawba); Electric Series 1999 A
  RB
  6.00%, 01/01/07(d)(e)                        AAA    Aaa        4,330      4,697,271
-------------------------------------------------------------------------------------
North Carolina (State of); Public
  Improvements Unlimited Tax Series 1999 A GO
  5.25%, 03/01/09(b)(c)(d)                     AAA    NRR        5,000      5,574,800
-------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C COP
  4.75%, 06/01/11(d)                           AA+    Aa2          795        870,310
=====================================================================================
                                                                           17,765,441
=====================================================================================

NORTH DAKOTA-0.47%

Burleigh (County of) (Medcenter One, Inc.);
  Refunding Health Care Series 1999 RB
  5.25%, 05/01/09(d)(e)                        AAA    Aaa        1,695      1,871,263
=====================================================================================

OHIO-0.29%

Greene (County of); Water System Series 1996
  A RB
  5.45%, 12/01/06(b)(d)                        AAA    Aaa          585        627,611
-------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Hospital Series 1999 RB
  5.15%, 11/15/08(d)(e)                        AAA    Aaa          465        510,365
=====================================================================================
                                                                            1,137,976
=====================================================================================

OKLAHOMA-1.79%

Grady (County of) Industrial Authority;
  Correctional Facilities Lease Series 1999
  RB
  5.38%, 11/01/09(d)(e)                        AAA    Aaa          360        405,173
-------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series
  1993 RB
  5.50%, 06/01/09(d)(e)                        AAA    Aaa        2,000      2,251,760
-------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)(e)                        --     Aaa        1,130      1,263,091
-------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Refunding Hospital Series 1996 A RB
  5.30%, 09/01/07(d)(e)                        AAA    Aaa        1,090      1,179,184
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE

-------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Pooled Health Facilities Series 2000 A RB
  5.25%, 06/01/06(d)(e)                        AAA    Aaa      $   575   $    606,136
-------------------------------------------------------------------------------------
  5.25%, 06/01/08(d)(e)                        AAA    Aaa          640        701,568
-------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; First Mortgage Sales Tax Series
  2000 RB
  5.60%, 03/01/10(d)(e)                        --     Aaa          615        685,362
=====================================================================================
                                                                            7,092,274
=====================================================================================

OREGON-1.16%

Grand Ronde (Community of) Confederated
  Tribes; Governmental Facilities &
  Infrastructure Unlimited Tax Series 1997 GO
  5.00%, 12/01/07 (Acquired 12/22/97; Cost
  $1,145,000)(d)(e)(f)                         AAA     --        1,145      1,242,188
-------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax Series
  2000 A GO
  5.00%, 04/01/10(d)                           --     Aa2        1,000      1,099,460
-------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Unlimited Tax Series 2001 B GO
  5.25%, 06/01/11(d)                           AA     Aa2        2,000      2,252,500
=====================================================================================
                                                                            4,594,148
=====================================================================================

PENNSYLVANIA-1.49%

Berks (County of) Pennsylvania Industrial
  Development Authority (Lutheran Services);
  Health Care VRD Series 1998 A IDR
  1.69%, 10/06/04(c)(e)(g)                     --    VMIG-1      1,722      1,722,001
-------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited First Tax
  Series 2000 GO
  5.50%, 01/15/08(d)(e)                        AAA    Aaa        1,000      1,102,100
-------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Refunding Unlimited Tax Series 1999 D GO
  5.50%, 03/01/08(d)(e)                        AAA    Aaa        2,000      2,202,920
-------------------------------------------------------------------------------------
State Public School Building Authority
  (Chester Upland School District Project);
  Series 2001 RB
  4.80%, 11/15/10(d)(e)                        AAA    Aaa          785        861,961
=====================================================================================
                                                                            5,888,982
=====================================================================================

PUERTO RICO-0.14%

Children's Trust Fund; Tobacco Settlement
  Series 2000 RB
  5.00%, 07/01/08(b)(d)                        AAA    NRR          500        547,895
=====================================================================================

RHODE ISLAND-0.24%

Woonsocket (City of); Unlimited Tax Series
  2000 GO
  5.25%, 10/01/10(d)(e)                        --     Aaa          840        941,430
=====================================================================================


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------

SOUTH CAROLINA-2.94%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP
  5.05%, 02/01/07(b)(d)                        AAA    Aaa      $ 1,835   $  1,928,218
-------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric Series 1996 B RB
  5.25%, 01/01/08(d)(e)                        AAA    Aaa        4,000      4,322,080
-------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A RB
  5.50%, 01/01/10(d)(e)                        AAA    Aaa        1,000      1,129,110
-------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 1998 A RB
  5.00%, 10/01/04(d)(e)                        AAA    Aaa        1,795      1,795,000
-------------------------------------------------------------------------------------
  Series 1999 A RB
  5.50%, 10/01/09(d)(e)                        AAA    Aaa        1,180      1,332,657
-------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvements Unlimited Tax Series 2001 B GO
  5.50%, 04/01/11(d)                           AAA    Aaa        1,000      1,143,880
=====================================================================================
                                                                           11,650,945
=====================================================================================

SOUTH DAKOTA-0.81%

South Dakota (State of) Health & Educational
  Facilities Authority (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)(e)                        AAA    Aaa        1,680      1,777,978
-------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2001 RB
  5.00%, 09/01/09(d)(e)                        AAA    Aaa        1,290      1,415,478
=====================================================================================
                                                                            3,193,456
=====================================================================================

TENNESSEE-0.85%

Memphis (City of) Sanitation; Sewer System
  Series 2000 RB
  5.35%, 05/01/09(d)                           AA+    Aa2          525        575,516
-------------------------------------------------------------------------------------
Nashville (Metropolitan Government of) &
  Davidson (County of) Health & Educational
  Facilities Board (Meharry Medical College);
  Series 1979 RB (CEP-Dept. of Health,
  Education, & Welfare)
  7.88%, 12/01/04(b)(d)                        NRR    Aaa          100        101,039
-------------------------------------------------------------------------------------
Nashville (Metropolitan Government of) &
  Davidson (County of) Health & Educational
  Facilities Board (Welch Bend Apartments);
  Multifamily Housing Series 1996 A RB
  (CEP-Federal National Mortgage Association)
  5.50%, 01/01/07(c)(d)                        AAA     --          500        519,400
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Tennergy Corp.; Gas Series 1999 RB
  4.13%, 06/01/09(d)(e)                        AAA    Aaa      $ 1,000   $  1,059,220
-------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
  Higher Educational Facilities Second
  Program Series 2002 A RB
  5.00%, 05/01/11(d)(e)                        AAA    Aaa        1,000      1,112,170
=====================================================================================
                                                                            3,367,345
=====================================================================================

TEXAS-20.02%

Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.75%, 10/06/04(c)(g)(h)                     --    VMIG-1      1,910      1,910,000
-------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Baptist Saint Anthony's Hospital); Series
  1998 RB
  5.50%, 01/01/10(d)(e)                        --     Aaa        1,275      1,426,432
-------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/15/08(d)                           --     Aaa        1,000      1,092,830
-------------------------------------------------------------------------------------
Austin (City of); Limited Tax Certificates
  Series 2001 GO
  5.00%, 09/01/11(d)                           AA+    Aa2        1,900      2,101,666
-------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax
  Certificates Series 2001 GO
  5.25%, 02/15/10(d)(e)                        AAA    Aaa        1,055      1,175,027
-------------------------------------------------------------------------------------
Canadian River Municipal Water Authority
  (Conjunctive Use Groundwater Project);
  Refunding Contract Series 1999 RB
  5.00%, 02/15/10(d)(e)                        AAA    Aaa        2,655      2,876,108
-------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 1999 RB
  5.50%, 10/01/09(d)                           AA+    Aa2        1,500      1,689,585
-------------------------------------------------------------------------------------
Garland (City of); Limited Tax Certificates
  Series 2001 GO
  5.25%, 02/15/11(d)(e)                        AAA    Aaa        2,435      2,730,560
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (CHRISTUS Health); Series
  1999 A RB
  5.38%, 07/01/08(d)(e)                        AAA    Aaa        1,000      1,091,500
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Hospital Series
  1998 RB
  5.50%, 06/01/09(d)(e)                        AAA    Aaa        5,500      6,141,190
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999 A
  RB
  5.00%, 10/01/09(d)                           AA     Aa2        1,920      2,068,090
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of)-Houston Sports Authority;
  Refunding Sr. Lien Series 2001 A RB
  5.50%, 11/15/09(d)(e)                        AAA    Aaa      $ 1,670   $  1,882,441
-------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department; Hotel & Occupancy
  Tax Series 2001 B RB
  5.25%, 09/01/10(d)(e)                        AAA    Aaa        2,865      3,206,479
-------------------------------------------------------------------------------------
  5.25%, 09/01/11(d)(e)                        AAA    Aaa        2,360      2,657,549
-------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)(e)                        AAA    Aaa        2,460      2,807,992
-------------------------------------------------------------------------------------
  Refunding Hotel & Occupancy Tax Series 2001
  A RB
  5.50%, 09/01/10(d)(e)                        AAA    Aaa        3,000      3,397,830
-------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)(e)                        AAA    Aaa        4,100      4,679,986
-------------------------------------------------------------------------------------
Houston (City of); Refunding Public
  Improvements Limited Tax Series 2000 GO
  5.50%, 03/01/09(d)(e)                        AAA    Aaa        1,000      1,116,420
-------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.20%, 02/15/10(d)                           AAA    Aaa        1,285      1,405,764
-------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.38%, 02/15/10(d)                           AAA    Aaa        1,535      1,669,128
-------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)(e)                        AAA    Aaa        1,470      1,682,988
-------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (Methodist Hospital);
  Hospital Series 1993 B RB
  5.40%, 12/01/05(b)(d)                        AAA    Aaa          500        521,245
-------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
  Series 1999 GO
  5.00%, 02/15/10(d)                           AA-     A1          680        734,026
-------------------------------------------------------------------------------------
McKinney (City of);
  Limited Tax Series 2000 GO
  5.25%, 08/15/10(d)(e)                        AAA    Aaa          500        550,755
-------------------------------------------------------------------------------------
  Waterworks & Sewer
  Series 2000 RB
  5.25%, 03/15/09(d)(e)                        AAA    Aaa          685        758,898
-------------------------------------------------------------------------------------
  5.25%, 03/15/10(d)(e)                        AAA    Aaa          725        799,371
-------------------------------------------------------------------------------------
North Texas Municipal Water District;
  Regional Wastewater Series 2001 RB
  5.00%, 06/01/12(d)(e)                        AAA    Aaa          825        908,729
-------------------------------------------------------------------------------------
  Water System Series 2001 RB
  5.00%, 09/01/11(d)(e)                        AAA    Aaa        1,040      1,153,090
-------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.13%, 09/01/07(d)                           AAA    Aaa          535        578,645
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

San Antonio (City of); Electric & Gas Series
  1998 A RB
  5.25%, 02/01/09(b)(c)(d)                     AAA    NRR      $ 3,575   $  4,002,713
-------------------------------------------------------------------------------------
San Antonio (City of); Refunded Limited Tax
  Series 1998 A GO
  5.00%, 02/01/09(b)(c)(d)                     NRR    NRR           10         11,005
-------------------------------------------------------------------------------------
San Antonio (City of); Refunded Limited Tax
  Series 1998 A GO
  5.00%, 02/01/11(d)                           AA+    Aa2        1,490      1,608,649
-------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded Electric &
  Gas
  Series 1994 RB
  5.00%, 02/01/12(b)(d)                        NRR    NRR        2,375      2,629,101
-------------------------------------------------------------------------------------
  Series 1998 A RB
  5.25%, 02/01/10(d)                           AA+    Aa1        5,540      6,097,379
-------------------------------------------------------------------------------------
Southlake (City of); Limited Tax Increment
  Certificates Series 2000 E GO
  5.00%, 02/15/11(d)(e)                        AAA    Aaa          635        685,724
-------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer
  Limited Tax Certificates Series 2000 A GO
  5.40%, 02/15/09(d)(e)                        AAA    Aaa          250        277,805
-------------------------------------------------------------------------------------
  5.45%, 02/15/10(d)(e)                        AAA    Aaa          235        259,983
-------------------------------------------------------------------------------------
Tarrant (County of) Jr. College District;
  Limited Tax Series 1994 GO
  5.05%, 02/15/07(b)(c)(d)                     AAA    NRR        1,425      1,526,075
-------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Dallas
  North Tollway-Addison Airport Toll Tunnel
  Project); Series 1994 RB
  6.30%, 01/01/05(d)(e)                        AAA    Aaa          500        505,440
-------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
  2001 B RB
  5.38%, 05/15/09(d)                           AA+    Aa1        1,260      1,401,133
-------------------------------------------------------------------------------------
Texas Tech University Financing System;
  Refunding & Improvement Series 1999 6 RB
  5.25%, 02/15/11(d)(e)                        AAA    Aaa        5,000      5,484,350
=====================================================================================
                                                                           79,303,681
=====================================================================================

UTAH-1.76%

Salt Lake (County of) (IHC Health Services
  Inc.); Hospital Series 2001 RB
  5.50%, 05/15/08(d)(e)                        AAA    Aaa        2,000      2,200,080
-------------------------------------------------------------------------------------
  5.50%, 05/15/09(d)(e)                        AAA    Aaa        1,000      1,115,550
-------------------------------------------------------------------------------------
Salt Lake City (City of); Unlimited Tax
  Series 1999 GO
  5.25%, 06/15/09(d)                           --     Aaa          900      1,003,464
-------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000
  RB
  5.00%, 08/15/09(d)(e)                        --     Aaa          630        693,762
-------------------------------------------------------------------------------------
  5.00%, 08/15/10(d)(e)                        --     Aaa          660        729,320
-------------------------------------------------------------------------------------


                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE
-------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Tooele (County of) School District; Unlimited
  Tax Series 2001 GO
  (CEP-Utah School Bond Guaranty)
  4.50%, 06/01/11(d)                           AAA    Aaa      $ 1,075   $  1,160,817
-------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Housing Mortgage Series 1999
  E-1-I RB
  (CEP-FHA, VA)
  5.05%, 07/01/07(d)                           AAA    Aaa           50         51,899
=====================================================================================
                                                                            6,954,892
=====================================================================================

VIRGINIA-1.02%

Norfolk (City of) Redevelopment & Housing
  Authority (Tidewater Community College
  Campus); Educational Facilities Series 1995
  RB
  5.40%, 11/01/05(b)(d)                        NRR    NRR          500        519,620
-------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  5.13%, 12/01/10(d)(e)                        A       --        1,315      1,404,565
-------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
  System Project); Refunding Health System
  Series 1998 RB
  5.00%, 07/01/06(d)                           AA     Aa2        1,000      1,043,810
-------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  Refunding School Financing Series 1997 I RB
  5.25%, 08/01/07(d)                           AA+    Aa1        1,000      1,087,280
=====================================================================================
                                                                            4,055,275
=====================================================================================

WASHINGTON-9.31%

Energy Northwest (Project #3); Refunding
  Electric Series 2001 A RB
  5.50%, 07/01/10(d)(e)                        AAA    Aaa        2,000      2,258,320
-------------------------------------------------------------------------------------
  5.50%, 07/01/11(d)(e)                        AAA    Aaa        7,500      8,537,850
-------------------------------------------------------------------------------------
Mason (County of) School District #309
  (Shelton); Unlimited Tax Series 2001 GO
  5.00%, 12/01/09(d)(e)                        --     Aaa          675        745,463
-------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal Light
  & Power Improvements Series 2001 RB
  5.25%, 03/01/11(d)(e)                        AAA    Aaa        3,000      3,362,790
-------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Unlimited Tax Series 2000 GO
  5.40%, 12/01/08(d)(e)                        --     Aaa          915      1,016,025
-------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax Series
  2001 GO
  5.25%, 12/01/11(d)                           AA     Aa3        2,685      3,016,168
-------------------------------------------------------------------------------------

                                                RATINGS(a)       PAR        MARKET
                                               S&P   MOODY'S    (000)       VALUE

-------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Spokane (City of); Unlimited Tax Series 1999
  B GO
  5.40%, 01/01/10(d)                           BBB     A2      $ 2,075   $  2,239,506
-------------------------------------------------------------------------------------
Washington (State of) (Department of
  Ecology); Refunding Series 2001 COP
  4.75%, 04/01/11(d)(e)                        AAA    Aaa        5,310      5,718,498
-------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1); Refunding
  Series 1996 C RB
  6.00%, 07/01/09(d)(e)                        AAA    Aaa        5,000      5,702,800
-------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1997 A RB
  6.00%, 07/01/07(b)(d)                        AAA    Aaa        1,000      1,104,360
-------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax
  Series 1999 R-2000A GO
  5.50%, 01/01/08(d)                           AA     Aa1        1,135      1,245,458
-------------------------------------------------------------------------------------
  Series 2001 R-A GO
  5.00%, 09/01/10(d)                           AA     Aa1        1,745      1,924,595
=====================================================================================
                                                                           36,871,833
=====================================================================================

WISCONSIN-2.35%

Fond du Lac (City of) School District;
  Refunding Unlimited Tax Series 2000 GO
  5.25%, 04/01/10(b)(c)(d)                     NRR    Aaa        1,000      1,121,690
-------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Refunding Unlimited Tax Series 2000 GO
  5.50%, 03/01/08(d)(e)                        --     Aaa          680        747,823
-------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB
  5.20%, 02/15/07(d)(e)                        AAA    Aaa        2,210      2,359,042
-------------------------------------------------------------------------------------
Wisconsin (State of); Refunding Unlimited Tax
  Series 1993 2 GO
  5.13%, 11/01/11(d)                           AA-    Aa3        2,000      2,233,860
-------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1999 C GO
  5.75%, 05/01/10(d)                           AA-    Aa3        2,500      2,846,175
=====================================================================================
                                                                            9,308,590
=====================================================================================
TOTAL INVESTMENTS-99.36% (Cost $364,696,547)                              393,530,542
=====================================================================================
OTHER ASSETS LESS LIABILITIES-0.64%                                         2,537,460
=====================================================================================
NET ASSETS-100.00%                                                       $396,068,002
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

ACES  - Automatically Convertible Equity Security
CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
FHA   - Federal Housing Administration
FmHA  - Farmers Home Administration
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VA    - Department of Veterans Affairs
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation); this funding is pursuant to an advance refunding of this security.
(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $389,898,541, which represented 99.08% of the Fund's Total Investments. See Note 1A.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings Ltd., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2004 represented 0.31% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 09/30/04.
(h) Principal and interest payments are guaranteed by the letter of credit agreement.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $364,696,547)                                $393,530,542
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  639,101
-----------------------------------------------------------
  Interest                                        5,228,861
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               61,143
-----------------------------------------------------------
Other assets                                         44,528
===========================================================
    Total assets                                399,504,175
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          2,759,525
-----------------------------------------------------------
  Dividends                                         558,989
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 79,128
-----------------------------------------------------------
Accrued distribution fees -- Class A3                28,579
-----------------------------------------------------------
Accrued trustees' fees                                  210
-----------------------------------------------------------
Accrued transfer agent fees                           9,742
===========================================================
    Total liabilities                             3,436,173
===========================================================
Net assets applicable to shares outstanding    $396,068,002
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $365,477,490
-----------------------------------------------------------
Undistributed net investment income               1,992,469
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                            (235,952)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     28,833,995
===========================================================
                                               $396,068,002
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $293,561,651
___________________________________________________________
===========================================================
Class A3                                       $102,428,567
___________________________________________________________
===========================================================
Institutional Class                            $     77,784
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          25,504,624
___________________________________________________________
===========================================================
Class A3                                          8,901,249
___________________________________________________________
===========================================================
Institutional Class                                   6,758
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.51 divided
      by 99.00%)                               $      11.63
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      11.51
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.51
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $10,071,931
=========================================================================

EXPENSES:

Advisory fees                                                     673,180
-------------------------------------------------------------------------
Administrative services fees                                       58,295
-------------------------------------------------------------------------
Custodian fees                                                      5,495
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     174,211
-------------------------------------------------------------------------
Transfer agent fees                                                87,161
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                              8,971
-------------------------------------------------------------------------
Other                                                             109,340
=========================================================================
    Total expenses                                              1,116,653
=========================================================================
Less: Expenses reimbursed and expense offset arrangements         (17,136)
=========================================================================
    Net expenses                                                1,099,517
=========================================================================
Net investment income                                           8,972,414
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    1,469,342
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (9,488,773)
=========================================================================
Net gain (loss) from investment securities                     (8,019,431)
=========================================================================
Net increase in net assets resulting from operations          $   952,983
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                              SEPTEMBER 30,      MARCH 31,
                                                                  2004             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,972,414     $  20,166,806
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   1,469,342         4,632,582
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (9,488,773)       (4,921,148)
============================================================================================
    Net increase in net assets resulting from operations           952,983        19,878,240
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (7,225,064)      (18,180,437)
--------------------------------------------------------------------------------------------
  Class A3                                                      (1,868,830)       (2,284,936)
--------------------------------------------------------------------------------------------
  Institutional Class                                                  (69)               --
============================================================================================
    Decrease in net assets resulting from distributions         (9,093,963)      (20,465,373)
============================================================================================
Share transactions-net:
  Class A                                                      (90,793,336)     (148,381,078)
--------------------------------------------------------------------------------------------
  Class A3                                                       2,710,097        72,183,578
--------------------------------------------------------------------------------------------
  Institutional Class                                               77,691                --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (88,005,548)      (76,197,500)
============================================================================================
    Net increase (decrease) in net assets                      (96,146,528)      (76,784,633)
============================================================================================

NET ASSETS:

  Beginning of period                                          492,214,530       568,999,163
============================================================================================
  End of period (including undistributed net investment
    income of $1,992,469 and $2,114,018, respectively)        $396,068,002     $ 492,214,530
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates, based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                                              ANNUAL RATE
---------------------------------------------------------------------------
First $500 million                                                 0.30%
---------------------------------------------------------------------------
Over $500 million up to and including $1 billion                   0.25%
---------------------------------------------------------------------------
Over $1 billion                                                    0.20%
___________________________________________________________________________
===========================================================================


    For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $14,488 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $58,295 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has voluntarily agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended September 30, 2004, the Fund paid AISI $87,161. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A3 shares. Of this amount, up to 0.25% of the average daily net assets of the Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended September 30, 2004, the Class A3 shares paid $174,211.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $3,560 in front-end sales commissions from the sale of Class A shares and $640 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $2,648 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $2,648.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2004, the Fund paid legal fees of $1,852 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended September 30, 2004, the Fund had average interfund borrowings for the number of days the borrowings were outstanding, in the amount of $1,300,000 with a weighted average interest rate of 1.70% and interest expense of $181.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended September 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2009                                                   $1,489,706
-----------------------------------------------------------------------------
March 31, 2010                                                      215,588
=============================================================================
Total capital loss carryforward                                  $1,705,294
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $12,843,870 and $84,814,052, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $28,858,259
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (24,264)
===============================================================================
Net unrealized appreciation of investment securities               $28,833,995
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares were sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. At the close of business on October 30, 2002, Class A shares were closed to new investors.

                                            CHANGES IN SHARES OUTSTANDING(A)
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     SEPTEMBER 30,                    MARCH 31,
                                                                         2004                            2004
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        558,134    $   6,381,367      3,092,223    $  36,103,682
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     2,501,311       28,608,078     10,413,258      122,026,744
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           6,752           77,622             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        394,848        4,510,881      1,035,527       12,119,242
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       112,339        1,284,192        139,598        1,632,789
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                               6               69             --               --
=========================================================================================================================
Reacquired:
  Class A                                                     (8,885,452)    (101,685,584)   (16,799,104)    (196,604,002)
-------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (2,380,802)     (27,182,173)    (4,390,111)     (51,475,955)
=========================================================================================================================
                                                              (7,692,864)   $ (88,005,548)    (6,508,609)   $ (76,197,500)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is one individual that is the record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Institutional Class shares commenced sales on July 30, 2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2004              2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  11.69          $  11.70    $  11.06    $  11.17    $  10.71    $  11.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.25              0.47(a)     0.48        0.45        0.49        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.19)            (0.01)       0.60       (0.12)       0.46       (0.41)
=================================================================================================================================
    Total from investment operations                       0.06              0.46        1.08        0.33        0.95        0.07
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.24)            (0.47)      (0.44)      (0.44)      (0.49)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --                --          --          --          --       (0.01)
=================================================================================================================================
    Total distributions                                   (0.24)            (0.47)      (0.44)      (0.44)      (0.49)      (0.49)
=================================================================================================================================
Net asset value, end of period                         $  11.51          $  11.69    $  11.70    $  11.06    $  11.17    $  10.71
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            0.52%             4.04%       9.86%       2.99%       9.11%       0.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $293,562          $390,903    $539,679    $678,800    $608,393    $353,130
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.41%(c)(d)       0.42%       0.38%       0.38%       0.41%       0.42%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.08%(c)          3.98%       4.10%       4.00%       4.48%       4.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    3%                6%          7%         58%         40%         50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $348,280,112.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.42% (annualized).
(e)  Not annualized for periods less than one year.

                                                                                   CLASS A3
                                                              --------------------------------------------------
                                                                                                OCTOBER 31, 2002
                                                               SIX MONTHS                         (DATE SALES
                                                                  ENDED           YEAR ENDED     COMMENCED) TO
                                                              SEPTEMBER 30,       MARCH 31,        MARCH 31,
                                                                  2004               2004             2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  11.69           $  11.70         $ 11.59
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.21               0.43(a)         0.18
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.17)             (0.01)           0.10
================================================================================================================
    Total from investment operations                                0.04               0.42            0.28
================================================================================================================
Less distributions for net investment income                       (0.22)             (0.43)          (0.17)
================================================================================================================
Net asset value, end of period                                  $  11.51           $  11.69         $ 11.70
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                     0.34%              3.67%           2.47%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $102,429           $101,312         $29,320
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                             0.76%(c)(d)        0.77%           0.73%(e)
================================================================================================================
Ratio of net investment income to average net assets                3.73%(c)           3.63%           3.75%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                             3%                 6%              7%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $99,276,817.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.77% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                   JULY 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   SEPTEMBER 30,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $11.40
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.08
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.11
===================================================================================
    Total from investment operations                                    0.19
===================================================================================
Less distributions for net investment income                           (0.08)
===================================================================================
Net asset value, end of period                                        $11.51
___________________________________________________________________________________
===================================================================================
Total return(a)                                                         1.66%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   78
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 0.41%(b)
===================================================================================
Ratio of net investment income to average net assets                    4.08%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                 3%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for period less than one year.
(b)  Ratios are annualized and based on average daily net assets of $9,632.
(c)  Not annualized for period less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

BOARD OF TRUSTEES               OFFICERS                             OFFICE OF THE FUND

Bruce L. Crockett, Chair        Robert H. Graham                     11 Greenway Plaza
                                President                            Suite 100
Bob R. Baker                                                         Houston, TX 77046-1173
                                Mark H. Williamson
Frank S. Bayley                 Executive Vice President             INVESTMENT ADVISOR

James T. Bunch                  Lisa O. Brinkley                     A I M Advisors, Inc.
                                Senior Vice President and            11 Greenway Plaza
Albert R. Dowden                Chief Compliance Officer             Suite 100
                                                                     Houston, TX 77046-1173
Edward K. Dunn, Jr.             Kevin M. Carome
                                Senior Vice President,               TRANSFER AGENT
Jack M. Fields                  Secretary and Chief Legal Officer
                                                                     AIM Investment Services, Inc.
Carl Frischling                 Sidney M. Dilgren                    P.O. Box 4739
                                Vice President and Treasurer         Houston, TX 77210-4739
Robert H. Graham
                                Robert G. Alley                      CUSTODIAN
Gerald J. Lewis                 Vice President
                                                                     The Bank of New York
Prema Mathai-Davis              Stuart W. Coco                       2 Hanson Place
                                Vice President                       Brooklyn, NY 11217-1431
Lewis F. Pennock
                                Karen Dunn Kelley                    COUNSEL TO THE FUND
Ruth H. Quigley                 Vice President
                                                                     Ballard Spahr
Louis S. Sklar                  Edgar M. Larsen                      Andrews & Ingersoll, LLP
                                Vice President                       1735 Market Street, 51(st) Floor
Larry Soll                                                           Philadelphia, PA 19103-7599

Mark H. Williamson                                                   COUNSEL TO THE TRUSTEES

                                                                     Kramer, Levin, Naftalis & Frankel LLP
                                                                     919 Third Avenue
                                                                     New York, NY 10022-3852

                                                                     DISTRIBUTOR

                                                                     A I M Distributors, Inc.
                                                                     11 Greenway Plaza
                                                                     Suite 100
                                                                     Houston, TX 77046-1173

      DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund
AIM Balanced Fund*                           AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund(6)                     AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Core Stock Fund(1)                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Emerging Growth Fund(7)     AIM Total Return Bond Fund
AIM Dynamics Fund(1)                         AIM International Growth Fund                 Premier U.S. Government Money
AIM Emerging Growth Fund                     AIM Trimark Fund                              Portfolio(1)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund                          SECTOR EQUITY                           TAX-FREE
AIM Libra Fund
AIM Mid Cap Basic Value Fund                 AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(2)              AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM Mid Cap Stock Fund(1)                    AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Opportunities I Fund                     AIM Gold & Precious Metals Fund(1)
AIM Opportunities II Fund                    AIM Health Sciences Fund(1)
AIM Opportunities III Fund                   AIM Leisure Fund(1)                                    AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      AIM Multi-Sector Fund(1)
AIM S&P 500 Index Fund(1)                    AIM Real Estate Fund                          AIM Aggressive Allocation Fund
AIM Select Equity Fund                       AIM Technology Fund(1)                        AIM Conservative Allocation Fund
AIM Small Cap Equity Fund(3)                 AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
AIM Small Cap Growth Fund(4)
AIM Small Company Growth Fund(1)             ================================================================================
AIM Total Return Fund*(1)                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Endeavor Fund                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Small Companies Fund             FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
AIM Weingarten Fund                          ================================================================================


* Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (3) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (6) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (7) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

   If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.


AIMinvestments.com                TFI-SAR-1               AIM Distributors, Inc.

                                    YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

 (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed
                  Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)         Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December 2, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December 2, 2004


By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    December 2, 2004

                                  EXHIBIT INDEX

 12(a)(1)      Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)      Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.